SEMI-ANNUAL REPORT

MARCH 31, 1999



DAVIS TAX-FREE
HIGH INCOME FUND




DAVIS FUNDS
"OVER 25 YEARS OF RELIABLE INVESTING"

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

------------------------------------------------------------------------------

Dear Shareholder,

Adhering to one of the Davis Funds' key investment principles--managing risk--the Davis Tax-Free High Income Fund, Inc. continues to be one of the top risk-adjusted performers among all municipal bond funds. Morningstar has awarded your Fund's Class A and B shares its highest rating, ***** (five stars), based on risk-adjusted performance over every time period measured.(1) In terms of absolute performance, the Fund's Class A shares provided a total return on net asset value of 1.22% for the six months ended March 31, 1999(2) versus a return of .92% for the 54 high-yield municipal bond funds tracked by Lipper Analytical Services.(3)

Importantly, your Fund achieved these results by taking far less risk than other funds in its peer group. The average credit quality of all the securities in our portfolio is AA-.(4) This investment-grade credit rating is considerably higher than the credit quality rating of most high-yield municipal funds.

The Fund is also exceptional in that it has had the same portfolio manager--B. Clark Stamper--consistently applying a disciplined long-term approach for almost a decade that is parallel to the value-oriented Davis investment philosophy. He has managed the portfolio to produce positive returns even in periods of precipitously declining bond markets when most municipal bond funds generated negative results. In fact, your Fund has not had one down year since its inception in 1985. Of course, there can be no assurance the Fund will continue to achieve positive returns.

FINDING VALUE IN MUNICIPAL SECURITIES

Overall, we believe the bond markets today offer investors great value relative to inflation and to stocks, and tax-free municipal bonds offer some of the greatest values of all. Real yields on long-term U.S. Treasury securities, after subtracting inflation, are much higher than their historic norm. At the same time, yields on AAA-rated municipal bonds have risen to about 95% of U.S. Treasury yields. That's the highest this percentage has been since the mid-1990s when politicians were debating the merits of a flat income tax, which would have negated the appeal of tax-free municipal bonds. These yields make the case for owning municipals compelling, especially for investors in higher tax brackets who want to diversify their equity portfolios.

At the same time, credit quality spreads--that is, the difference in yields on low-quality bonds versus high-quality bonds--remain historically tight. As a result, investors are being paid very little extra yield for taking on the greater risk associated with low-quality bonds. That means low-quality bonds are not offering the outstanding values that we have found at times in the past.

We believe that credit quality spreads will inevitably widen to more normal levels, and as they do, higher quality bonds should outperform lower quality issues. We saw an inkling of this in the taxable markets from July through October last year when growing concerns about international financial problems, the threat of a global credit crunch and rising interest rates caused investors to rush to quality and away from risk. This resulted in steep price declines for low-quality taxable issues.

Your Fund's flexibility to invest in all credit quality rating categories is one of its greatest strengths, and given current market uncertainties, we have upgraded the credit quality of the Fund even further. Not only does the portfolio have an average overall rating of AA-, we have reduced the proportion of assets invested in nonrated securities to 7%, the lowest level it has been since June, 1990. As another risk-reducing tactic, the Fund continues to be highly diversified with just under 400 positions from issuers in most states and Puerto Rico. We believe your Fund's defensive posture is well suited to this volatile environment, including the likelihood of credit quality problems if the U.S. business cycle turns down.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

-----------------------------------------------------------------------------

EMPHASIZING RISK-ADJUSTED RETURNS THROUGH RIGOROUS RESEARCH

In line with the Davis price discipline, the Fund takes a long-term view, concentrating on evaluating the risk and reward trade-offs of different investments through an intensive research process. By seeking to optimize upside potential and downside protection, our aim is to maximize total return relative to the amount of risk taken and to maximize tax-free income.(5)

We build the portfolio bond by bond using a bottom-up approach. Our primary tool is in-depth credit analysis of municipal bond issuers in order to minimize credit risk. To manage interest rate and call risk, we look at each individual bond's security characteristics in terms of upside potential and downside protection. In addition, we employ top-down management techniques to assure proper portfolio diversification.

The Fund's investment team includes professionals with trading as well as analytical experience. This broad-based experience helps them identify opportunities that suit the Fund's value and price parameters, react quickly and obtain favorable executions. We maintain an extensive data base as well as research write-ups on every issue the Fund has purchased since June, 1990. These files provide a valuable analytical resource because we may buy and sell the same bonds at different times over a market cycle to position the Fund appropriately for the prevailing investment climate.

Your Fund continues to emphasize the same investment strategies that it used to achieve its top risk-adjusted performance rating. To obtain extra yield relative to credit quality, the Fund invests in bonds that are out of the spotlight and often mispriced. One recent example is the Fund purchase of the Port of Seattle, Washington's 6% bonds due on December 1, 2017.(6) These Baa3/BBB-rated bonds are guaranteed by Harnischfeger, a publicly traded manufacturer of industrial equipment. The Fund bought the bonds at a sharply discounted price to yield 7.73% to maturity--which is an exceptional yield because BBB securities were typically yielding just 5.60% to maturity at the time the bonds were purchased.

Your Fund finds such opportunities to obtain greater yield per credit quality in less followed sectors because many municipal bond fund managers are not comfortable analyzing nontraditional municipals, such as bonds backed by corporations or housing bonds. Our investment team has experience in various fixed-income markets over several market cycles.

In addition, to gain a more than proportionate amount of downside protection, the Fund has relinquished some upside potential by continuing to invest in cushion bonds, which have been a principal investment focus for four years. Cushion bonds are bonds with above-average interest coupons trading at relatively low prices because investors generally expect the bonds will be called in or redeemed by the issuer long before maturity. Through meticulous research, our objective is to identify issues that are unlikely to be called despite the market's expectations. Because the bonds are purchased at relatively low prices, the Fund has some protection or cushion if the overall market drops. Furthermore, if the bonds remain outstanding after the anticipated call date--as has occurred in many instances--the Fund will continue collecting the high tax-free income.

One example of a recent cushion bond investment is the Fund's purchase of Massachusetts single-family housing bonds with a 7.75% coupon due on December 1, 2022.(6) This Aaa/AAA-rated issue is insured by FSA. The Fund purchased these bonds at a 4.66% yield to the first call date on December 1, 1999. If the bonds are not called in or redeemed before maturity, the Fund will earn a 7.36% yield to maturity on its investment. This yield is quite attractive relative to the general municipal market because the bonds can be called if mortgages are prepaid by individual borrowers.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

-----------------------------------------------------------------------------

The average coupon of the bonds in the Fund's portfolio is quite high--currently 6.42%--which provides shareholders with considerable downside protection. This positions the Fund to perform best on a relative basis in a volatile or declining market, but the Fund would probably underperform in the event interest rates drop or the credit quality environment improves. We believe the Fund's prudent philosophy and defensive strategies can potentially offer our shareholders relatively high levels of tax-free income and strong performance, consistent with our focus on minimizing volatility and maximizing long-term risk adjusted returns.

Sincerely,


/s/ Shelby M.C. Davis                                /s/ B. Clark Stamper
------------------------                             -----------------------
Shelby M.C. Davis                                    B. Clark Stamper
Chief Investment Officer                             Portfolio Manager

May 10, 1999



-------------------


This Semi-Annual Report is furnished to you by Davis Distributors, LLC, which acts as the distributor for Davis Tax-Free High Income Fund, Inc. This Semi-Annual Report is authorized for distribution only when accompanied or preceded by a current prospectus of Davis Tax-Free High Income Fund, Inc. which contains more information about fees and expenses. Please read the prospectus carefully before investing or sending money.

(1) Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1999. Subject to change every month, Morningstar ratings are calculated from a fund's three-, five-, and 10- year average annual total returns in excess of 90-day Treasury bill (T-bill) returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund's Class A shares (inception date
December 1, 1994) were rated against 1578 municipal bond funds for the three-year period. The Fund's Class B shares were rated against 1578, 1131, and 368 municipal bond funds for the three-, five-, and 10-year periods, respectively. Ten percent of the funds in an investment category receive five stars; the next 22.5% receive four stars; the next 35% receive three stars; the next 22.5% receive two stars, and 10% receive one star. Star ratings for the fund's other classes may vary and are available only for those classes with at least three years of performance history. Past performance is not a guarantee of future results.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

------------------------------------------------------------------------------

* (Without a sales charge taken into consideration for the period ended March 31, 1999)

--------------------------------------- ------------ ------------- ------------- ------------- --------------------

FUND NAME                               1 YEAR       3 YEAR        5 YEAR        10 YEAR       INCEPTION
---------                               ------       ------        ------        -------       ---------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "A"          4.36%        6.34%         N/A           N/A           6.85% -12/01/94
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "B"          3.56%        5.53%         5.60%         6.69%         6.91% - 03/21/85
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "C"          3.57%        N/A           N/A           N/A           4.53% - 08/18/97
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "Y"          4.51%        N/A           N/A           N/A           5.16% - 10/06/97
--------------------------------------- ------------ ------------- ------------- ------------- --------------------

** (With a 4.75% sales charge or any applicable contingent deferred sales charge taken into consideration for the period ended March 31, 1999)

--------------------------------------- ------------ ------------- ------------- ------------- --------------------

FUND NAME                               1 YEAR       3 YEAR        5 YEAR        10 YEAR       INCEPTION
---------                               ------       ------        ------        -------       ---------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "A"          (0.62)%      4.64%         N/A           N/A           5.66% - 12/01/94
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "B"          (0.39)%      4.63%         5.28%         6.69%         6.91% - 03/21/85
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "C"            2.59%      N/A           N/A           N/A           4.53% - 08/18/97
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
--------------------------------------- ------------ ------------- ------------- ------------- --------------------
Davis Tax-Free High Income "Y"            4.51%      N/A           N/A           N/A           5.16% - 10/06/97
--------------------------------------- ------------ ------------- ------------- ------------- --------------------

(3) Lipper Analytical Services rankings are based on total returns but do not consider sales charges.

(4) Standard & Poor's Corporate Bond Ratings -

  AAA--Debt rated AAA has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

(5) There can be not guarantee that the Fund will achieve its goals.

(6) The Fund's portfolio securities as of March 31, 1999, including the securities discussed in this letter, are listed in the Schedule of Investments. Portfolio holdings are subject to change.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
At March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE
 PRINCIPAL                                                                                          (NOTE 1)
 ---------                                                                                          --------
                MUNICIPAL BONDS - (98.11%)
                ALABAMA - (2.52%)
$   3,670,000   Birmingham Med. Ctr., Eastern Alabama Special Care Fac. Rev. Ref. Bds.
                  (MBIA Insured) , 7.25%, 07/01/15...........................................  $     3,682,258
      295,000   Houston Cnty., AL, (Southeast Alabama Med. Ctr. Prj.) (MBIA Insured),
                  7.625%, 04/01/07...........................................................          301,587
      770,000   Selma, AL, Ind'l. Dev. Brd. Ind'l. Dev. Rev. Bds., (Hammermill Plant Prj.)
                  Ser. `79, 6.875%, 04/01/04.................................................          780,033
      500,000   The Special Care Fac. Fin. Auth. of the City of Pell City, AL, 1st Mtg.
                  Rev. Bds. (The Village of Cook Springs, Inc. Prj.) Ser. `93-A,
                  8.50%, 07/01/18............................................................          550,225
    1,000,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                  Rev. Bds. (Visionland Alabama Prj.) Ser. `96, 7.50%, 12/01/08..............        1,226,980
    4,850,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                  Rev. Bds. (Visionland Alabama Prj.) Ser. `96, 8.00%, 12/01/26..............        6,136,220
                                                                                               ---------------
                                                                                                    12,677,303
                                                                                               ---------------
                ALASKA - (0.56%)
      770,000   Alaska Energy Auth. Pwr. Rev. Bds. (Bradley Lake Prj.), 6.25%, 07/01/21......          776,021
    2,000,000   Alaska Energy Auth. Pwr. Rev. Bds. (Bradley Lake Prj.), 7.25%, 07/01/16......        2,060,160
                                                                                               ---------------
                                                                                                     2,836,181
                                                                                               ---------------
                ARIZONA - (0.99%)
    1,000,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                  7.30%, 09/01/03............................................................        1,034,330
    1,000,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                  7.35%, 09/01/04............................................................        1,034,520
      775,000   Arizona Educ. Loan Marketing Corp., Educ. Loan Rev. Bds., Ser. B,
                  7.375%, 09/01/05...........................................................          801,823
      230,000   Coconino & Mohave Cntys., AZ, Unified School Dist. No. 6, Cap.
                  Appreciation Ref. Bds., Zero Cpn., 07/01/02 (d)............................          201,386
      620,000   The IDA of the City of Casa Grande, AZ, Dev. Rev. Bds. (Five Points
                  Redevelopment Prj.), Sr. Bds., 8.25%, 12/01/15.............................          650,132
      500,000   The IDA of the City of Sierra Vista, 1st Mtg. Nursing Home Ref. Rev. Bds.
                  (Sierra Vista Medical Investors, Ltd. Prj.) Ser. `94A, 8.50%, 08/01/10.....          518,745
      260,000   Pima, AZ, Ind'l. Dev. Auth. Hlth. Care Corp. Rev. Bds. Ser. '88, 8.00%,
                  07/01/13...................................................................          266,217
      400,000   Pima, AZ, Ind'l. Dev. Auth. Multi. Fam. Mtg. Rev. Bds. (Broadway Prop.)
                  (FHA Insured) Ser. `85, 8.15%, 12/01/25....................................          441,500
                                                                                               ---------------
                                                                                                     4,948,653
                                                                                               ---------------
                ARKANSAS - (0.70%)
      500,000   Independence Cnty., AR, PCR, (Mississippi Pwr. & Lt. Co. Prj.) `82-A
                  Ser. B, 9.50%, 07/01/14...................................................           505,650
      520,000   Jefferson Cnty, AR, Rev. Ref. Bds. (Energy Ark, Inc. Prj.), 5.60%, 10/01/17..          520,879

                                       5

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                ARKANSAS - CONTINUED
$   2,500,000   Little River Cnty., AR, Rev. Ref. Bds. (Georgia Pacific Corp. Prj.), 5.60%,
                  10/01/26...................................................................  $     2,508,650
                                                                                               ---------------
                                                                                                     3,535,179
                                                                                               ---------------
                CALIFORNIA - (11.49%)
    3,355,000   Bellflower, CA, Ctfs. of Participation, Rev. Ref. Bds. (MBIA Insured)
                  Ser. '89, 7.20%, 10/01/19..................................................        3,483,329
      795,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. FGIC Insured (Victor
                  Valley Community Hosp.) `84 Ser. A, 9.875%, 07/01/12.......................          819,446
      360,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. (Victor Valley
                  Community Hosp.) `84 Ser. A, 9.875%, 07/01/12..............................          361,933
    3,905,000   California Hlth. Fac. Fin. Auth. Insured Hlth. Fac. Rev. Bds.
                  (Henry Mayo Newhall Memorial Hosp.) Ser. `88A, 8.00%, 10/01/18.............        3,997,158
      500,000   California Hlth. Fac. Fin. Auth. Insured Hosp. Rev. Bds. (H.E.L.P. Group)
                  Ser. A, 7.00%, 08/01/21....................................................          538,925
      140,000   California Hlth. Fac. Fin. Auth. Rev. Bds. (Cnty. Prj.) Ser. `86B,
                  7.20%, 01/01/12............................................................          141,165
   10,000,000   California Hsg. Fin. Agy. Rev. Bds. (Amt. Home Mtg.) (MBIA Insured)
                  Ser. `99B, Zero Cpn., 02/01/30 (d).........................................        1,882,600
      655,000   California Hsg. Fin. Agy. Rev. Home Mtg Bds., Cap. Appreciation,
                  Ser. D, Zero Cpn., 08/01/20 (d)............................................          127,116
      585,000   California Hsg. Fin. Agy. Rev. Insured Hsg. Bds., Ser. B,
                   8.625%, 08/01/15..........................................................          606,902
   10,000,000   California Poll. Ctl. Fin. Auth. Rev. Ref. Bds. (Southern CA Edison)
                  Ser. `87D, 6.85%, 12/01/08.................................................       10,318,700
      430,000   California Pub. Cap. Impts. Fac. Auth. Rev. Bds. (Pooled Prj.) Ser. B,
                  8.10%, 03/01/18............................................................          438,183
    1,500,000   California St. Dept. Wtr. Res. Cent., Rev. Bds. (VY Prj.), 5.40%, 07/01/12...        1,513,335
      600,000   California St. Veteran's Bds., 6.15%, 02/01/11...............................          607,302
      200,000   California St. Veteran's Bds., 6.20%, 02/01/12...............................          202,458
      175,000   California St. Veteran's Bds., 6.20%, 02/01/16...............................          177,084
    2,500,000   California St. Veteran's Bds., 6.375%, 02/01/27..............................        2,530,050
      800,000   City of Napa, CA, `92, Ind. Rev. Ref. Bds. (Napa Motel and Restaurant),
                  8.50%, 12/01/07............................................................          809,472
      250,000   Cnty. of Marin, Mtg. Rev. Bds., Ser. `84A (FHA Insured Mtg. Loan -
                  Marion Park Apts. Prj.), Zero Cpn., 04/01/01 (d)...........................          205,097
    1,000,000   Cnty. of Marin, Multifam. Hsg. Rev. Bds., Ser. `84B (Marion Park
                  Apts. Prj.), Zero Cpn., 04/01/07 (d).......................................          450,220
    2,795,000   Elk Grove, CA, Uni. School Dist. Special Tax Cap. Appreciation (Comm.
                  Facs. - Dist. 1)(MBIA Insured) Zero Cpn., 12/01/17 (d).....................        1,050,808
    2,790,000   Elk Grove, CA, Uni. School Dist. Special Tax Cap. Appreciation (Comm.
                  Facs. - Dist. 1)(MBIA Insured) Zero Cpn., 12/01/18 (d).....................          985,874
    1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/19 (d).................................          624,513


                                       6

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                CALIFORNIA - CONTINUED
$   1,730,000   Lancaster, CA, School Dist. Ctfs. of Participation (FSA Proj.) Capital
                  Appreciation Bds., Zero Cpn., 04/01/22 (d).................................  $       531,577
      680,000   Los Angeles, CA, Community Redevelopment Agy. Bds., `87 Ser. G,
                  6.75%, 07/01/10............................................................          689,459
      200,000   Los Angeles, CA, Community Redevelopment Agy. Bds., Prerefunded
                  `87 Ser. G,6.75%, 07/01/10.................................................          202,782
      460,000   Los Angeles, CA, Home Mtg. Rev. Bds. (GNMA Mtg. Sec. Prog.), 8.10%,
                  05/01/17...................................................................          489,964
      100,000   Los Angeles, CA, Multi. Fam. Hsg. Rev. Ref. Bds., Ser. `91 A, 7.00%,
                  05/01/21 (c)...............................................................          104,025
      175,000   Los Angeles, CA, Multi. Fam. Rev. (FHA Insured Multi-Fam. Hsg. Mtg.
                  Rev. Bds.) Park Parthenia Prj., 7.30%, 07/20/11............................          179,006
    2,635,000   Menlo Park, CA, Community Dev. Agy. Multi. Fam. Mtg. Rev. Bds.
                  (Gateway Prj.) (FHA Insured) Ser. '87 A, 8.25%, 12/01/28...................        2,705,644
    2,000,000   Monrovia, CA, Redev. Agy., Tax Allocation Rev. Ref. Bds. (Cent. Redev.
                  Prj.-Area 1), Ser. `92, 6.70%, 05/01/21....................................        2,189,880
      900,000   New Haven, CA, Unified School Dist., Cap. Appreciation Ref. Bds.,
                  Unlimited G.O., Zero Cpn., 08/01/13 (d)....................................          451,566
      985,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/14 (d)............................................          465,078
    1,200,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/15 (d)............................................          533,268
    1,400,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/16 (d)............................................          585,004
    1,650,000   New Haven, CA, Unified School Dist., Cap. Appreciation, Unlimited G.O.,
                  Ser. B, Zero Cpn., 08/01/17 (d)............................................          648,186
    1,390,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation
                  Bds., Zero Cpn., 10/01/18 (d)..............................................          520,625
    1,580,000   Palmdale, CA, School Dist. Ctfs. of Participation, Capital Appreciation
                  Bds., Zero Cpn., 10/01/22 (d)..............................................          472,862
    1,515,000   Palomar Pomerado Hosp. Dist., CA, Rev. Ref. Bds., (MBIA Insured)
                  Ser. `89A, 7.25%, 11/02/08.................................................        1,550,375
      350,000   Ridgecrest, CA, Certificates of Participation Bds. (Ridgecrest Redev. Agy.)
                  Ser. `88, 7.60%, 03/01/03..................................................          360,857
      680,000   Ridgecrest, CA, Certificates of Participation Bds. (Ridgecrest Redev. Agy.)
                  Ser. `88, 7.60%, 03/01/13..................................................          700,284
      500,000   San Diego, CA, GNMA Collateralized Multi. Fam. Mtg. Rev. Bds.
                  (Island Gardens Apts. Prj.) Ser. `85B, 9.50%, 10/20/20.....................          502,370
    5,000,000   San Diego Cnty., CA, Tax & Rev. Antic. Nts., Unlimited G.O., Ser. `98,
                  4.50%, 09/30/99............................................................        5,034,350
    3,915,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/17 (d)...............        1,467,146

                                       7


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                CALIFORNIA - CONTINUED
$   3,910,000   San Francisco, CA, City & Cnty. Redev. Fin. Auth. Tax Allocation,
                  Ctfs. of Participation Bds., Ser. A, Zero Cpn., 08/01/18 (d)...............  $     1,384,844
      500,000    an Luis Obispo, CA, Certificates of Participation Rev. Bds., Ser. `88,
                  7.25%, 06/01/08............................................................          501,700
      170,000   Santa Clara Cnty., CA, Mtg. Rev. Insured Multiplier Rev. Bds., (Terman
                  Apt. Prj.) Ser. `84 A, Zero Cpn., 10/01/99 (d).............................          165,980
    1,400,000   Santa Maria, CA, Wtr. & Wastewtr. Certificates of Participation,
                  Ser. A, Zero Cpn., 08/01/27 (d)............................................        1,114,792
      440,000   Torrance, CA, Hosp. Rev. Bds. (Torrance Mem. Hosp.) Ser. `87, 6.75%,
                  01/01/12...................................................................          441,254
      250,000   University, CA, Rev. Bds. (Faculty Residential Mtg.) Ser. `79, 7.20%,
                  09/01/12...................................................................          250,838
    1,500,000   Vacaville, CA, Pub. Fin. Auth. Tax Allocation Rev. Bds.
                  (Vacaville Redev.  Prj.) (MBIA Insured)  Ser. `902, 6.35%, 09/01/22........        1,583,460
                                                                                               ---------------
                                                                                                    57,698,846
                                                                                               ---------------
                COLORADO - (0.52%)
      105,000   Colorado Hsg. Fin. Auth. Multi-Fam., Ser. `82B,  6.00%, 10/01/25.............           88,970
    1,850,000   Colorado St. Student Obligation Bd. Auth. Student Ln. Sr. Sub. Rev. Bds.
                  Ser. II B, 6.20%, 12/01/08.................................................        1,940,557
      475,000   El Paso Cnty., CO, School Dist. No. 38 Unlimited G.O., Ser. `87B,
                  7.90%, 12/01/08............................................................          478,738
      180,000   Hamilton Creek Metro Dist., Summit Cnty., CO, G.O., 11.25%, 12/01/04.........          102,600
                                                                                               ---------------
                                                                                                     2,610,865
                                                                                               ---------------
                CONNECTICUT - (0.40%)
      600,000   Connecticut Dev. Auth., Hlth. Care Rev. Bds. (Corp. for Independent Living
                  Prj.) Ser. `93B, 8.00%, 07/01/17...........................................          649,680
      680,000   Connecticut St. Higher Ed. Supplemental Ln. Auth. Rev. Bds., Ser. `90A,
                  7.375%, 11/15/05...........................................................          694,987
      645,000   Connecticut St. Res. Recovery Auth. Bds. (Bridgeport Resco Co., L.P. Prj.)
                  `85 Ser. B, 8.625%, 01/01/04...............................................          650,592
                                                                                               ---------------
                                                                                                     1,995,259
                                                                                               ---------------
                DELAWARE - (0.52%)
      830,000   Delaware Econ. Dev. Rev. Ref. Bds. (Supermarkets General Corp. Prj.)
                  Ser. `83, 10.875%, 12/01/03................................................          838,566
    1,500,000   Delaware St. Econ. Dev. Auth. Rev. Bds. (Exempt Facs. Delmarva
                  P & L Co.) Ser. `90A, 7.60%, 03/01/20......................................        1,580,910
      200,000   Delaware St. Econ. Dev. Comm. Multi. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation & Def. Inc. Sec. (Chestnut Cross), 0%/9.75%, 07/20/20 (b).....          198,508
                                                                                               ---------------
                                                                                                     2,617,984
                                                                                               ---------------

                                       8


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                DISTRICT OF COLUMBIA - (0.02%)
$   1,500,000   District of Columbia, Multi-Unit Hsg. Fin. Corp. Mtg. Rev. Bds. (MBIA/
                  FHA Insured) Congress Pk. II Ap, Zero Cpn., 11/01/25 (d)...................  $       100,905
                                                                                               ---------------
                FLORIDA - (5.84%)
      710,000   Broward Cnty., FL, Hsg. Fin. Auth. Rev. Home Mtg., Ser. A, Cap.
                  Appreciation, Zero Cpn., 04/01/14 (d)......................................          158,969
      410,000   Charlotte Cnty., FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. `87, 10.00%, 06/01/11.................................................          453,661
    3,890,000   City of Tampa, FL, Home Mtg. Rev. Bds., `83 Ser. A, Muni Multiplier
                  Bds., Zero Cpn., 10/01/14 (d)..............................................          710,470
      210,000   Dade Cnty., FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Miami Childrens
                  Hosp. Prj.) (FGIC Insured)  Ser. `87, 6.875%, 08/15/17.....................          212,730
    2,670,000   Dade Cnty., FL, Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Miami Childrens
                  Hosp. Prj.) (MBIA/FGIC Insured)  Ser. `87, 6.875%, 08/15/17................        2,704,710
      225,000   Dade Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds. (Coll-Lihud Ltd. Apts. Prj.)
                  Ser. `84 H, 10.50%, 06/01/00...............................................          226,570
    1,430,000   Florida Hsg. Fin. Agy., 1st Mtg. Rev. Bds., Cap. Appreciation,  Ser. `84,
                  Zero Cpn., 07/15/16 (d)....................................................          185,471
      900,000   Florida Hsg. Fin. Agy. (Southlake Apartments Prj. - D), 8.10%, 10/01/02......          871,146
    5,000,000   Florida Hsg. Fin. Corp. Rev. Bds. (Florida Hsg. Fin. Corp.-CAB)
                  Zero Cpn., 07/01/30 (d)....................................................          895,450
      100,000   Highlands Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. `91,
                  9.25%, 07/01/07............................................................          109,367
      500,000   Jacksonville, FL, Excise Taxes Rev. Bds., Ser. `77, 5.65%, 10/01/05..........          543,235
      460,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. `89A (Methodist
                  Hosp. Prj.), 8.00%, 10/01/15...............................................          450,418
      280,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. `89B (Methodist
                  Hosp. Prj.), 8.00%, 10/01/15...............................................          274,168
      208,680   Manatee Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds., Cap. Appreciation,
                  `83 Ser. A, Zero Cpn., 10/01/15 (d)........................................           36,934
      375,000   Melbourne, FL, Wtr. & Swr. Rev. Red. Bds., Ser. `86C, 6.00%, 10/01/14........          379,868
    7,500,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured) Ser. `97 B,
                  Zero Cpn., 10/01/32 (d)....................................................        1,219,650
   33,010,000   Miami-Dade Cnty., FL, Special Obligation Bds. (MBIA Insured)  Ser. `97 B,
                  Zero Cpn., 10/01/33 (d)....................................................        5,074,957
    4,320,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                  Ser. `97 C, Zero Cpn., 10/01/13 (d)........................................        2,108,030
    3,990,000   Miami-Dade Cnty., FL, Special Obligation Ref. Bds. (MBIA Insured)
                  Ser. `97 A, Zero Cpn., 10/01/24 (d)........................................        1,025,709
    3,800,000   Miami-Dade Cnty., FL, Special Obligation Rev. Bds. (MBIA Insured)
                  Ser. `97 B, Zero Cpn., 10/01/28 (d)........................................          776,644
      320,000   Miami, FL, Special Obligation Bds. (MBIA Insured) `86 Ser. A, 7.375%,
                  07/01/06...................................................................          323,226
                                       9


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                FLORIDA - CONTINUED
$     415,000   Orange Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. `91,
                  9.25%, 08/01/10............................................................  $       455,081
      485,000   Orlando & Orange Cnty., Expressway Auth. FL Expressway, Sr. Lien Rev.
                  Bds., Ser. `88, 7.625%, 07/01/18...........................................          516,932
      490,000   Palm Beach Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation, Zero Cpn., 07/01/14 (d)......................................          101,347
    1,000,000   Pinellas Cnty., FL, Res. Recovery Rev. Ref. Bds. (MBIA Insured)
                  Ser. `90A, 6.90%, 10/01/04.................................................        1,091,030
      100,000   Pinellas Park, FL, Wtr. & Swr. Rev. Bds., Ser. `84 A, 10.00%, 10/01/02.......          100,550
    2,750,000   St. Petersburg, FL, Hlth. Fac. Auth. Rev. Bds. (Allegany Hlth.-A)
                  (MBIA Insured)  Ser. `85, 7.00%, 12/01/15..................................        3,029,813
    4,200,000   Sarasota Cnty., FL, School Brd. Fin. Corp. Lease Rev. Bds. (MBIA Insured),
                  7.25%, 07/01/10............................................................        4,443,684
      275,000   South Indian River Wtr. Control Dist., Sect. 15A Improvement Bds. (Egret
                  Landing - Phase I), 8.00%, 11/01/18........................................          301,799
      470,000   Winter Garden, FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. `91, 8.75%, 07/01/12..................................................          519,731
                                                                                               ---------------
                                                                                                    29,301,350
                                                                                               ---------------
                GEORGIA - (1.06%)
      300,000   Douglas Cnty., GA, School Dist. Bds., Unlimited G.O., Ser. `86, 6.85%,
                  01/01/03...................................................................          305,745
      200,000   Gainesville Redevelopment Auth., 1st Mtg. Rev. Bds. (Autumn Breeze
                  Personal Care Home, Inc. Prj.) Ser. `96A, 8.00%, 04/01/26..................          212,452
      570,000   The Hsg. Auth. of Columbus, GA, Multifamily Hsg. Rev. Bds. (Columbus
                  Gardens Elderly Hsg. Prj.) Ser. `94, 8.25%, 01/01/24.......................          631,651
      200,000   Liberty Cnty., IDA, Ind. Rev. Ref. Bds., Ser. `92 (LeConte Properties,
                  Inc. Prj.), 7.875%, 12/01/14...............................................          213,456
      750,000   Macon Cnty., GA, Hosp. Ref. Rev. Bds. (Flint River Comm.
                  Hospital - Paracelsus Healthcare Corp. Prj.) Ser. `91, 9.00%, 03/01/11.....          751,987
    1,000,000   Savannah, GA, Econ. Dev. Auth. Rev. Bds. (First Mtg.-Coastal Care)
                  Ser. `97 A, 7.75%, 09/01/27................................................          990,000
    8,000,000   Washington, GA, Wilkes Payroll Dev. Auth., 1st Mtg. Rev. Bds.,
                  Zero Cpn., 12/01/21 (d)....................................................        2,232,880
                                                                                               ---------------
                                                                                                     5,338,171
                                                                                               ---------------
                HAWAII - (3.66%)
     195,000    Dept. of Transportation of the State of HI, Special Fac. Rev. Bds., Ser. `90
                  (Continental Airlines, Inc.), 9.60%, 06/01/08.............................           209,395
  10,000,000    Hawaii St. Airports System Rev. Bds. (Second Series), 7.00%, 07/01/18........       10,756,200
   4,000,000    Hawaii St. Dept. Budget & Fin. Spl. Pur. Mtg. Rev. Bds. (Hawaii Elec. Prj.)
                  (MBIA Insured) Ser. `88, 7.625%, 12/01/18..................................        4,159,520

                                       10

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                HAWAII - CONTINUED
$   3,000,000   Honolulu, HI, (City & Cnty.) Multifam. Rev. Hsg. (Waipahu Towers Prj.)
                  Ser. `95, 6.90%, 06/20/35..................................................  $     3,257,880
                                                                                               ---------------
                                                                                                    18,382,995
                                                                                               ---------------
                ILLINOIS - (6.03%)
    5,500,000   Chicago, IL, Brd. of Education Cap. Appreciation  Rev. Bds., School
                  Reform B-1 (FGIC Insured), Unlimited G.O., Zero Cpn., 12/01/28 (d).........        1,145,485
    2,000,000   Chicago, IL, Brd. of Education Cap. Appreciation  Rev. Bds., School
                  Reform Ser. A (FGIC Insured), Unlimited G.O., Zero Cpn., 12/01/27 (d)......          439,540
   10,000,000   Chicago, IL, Brd. of Education Cap. Appreciation  Rev. Bds., School
                  Reform Ser. A (FGIC Insured), Unlimited G.O., Zero Cpn., 12/01/30 (d)......        1,870,200
    6,000,000   Chicago, IL, Pub. Bldg. Comm. Mtg. Rev. Bds. (MBIA Insured) Ser. A,
                  7.125%, 01/01/15...........................................................        6,343,500
      250,000   Chicago, IL, School Fin. Auth. Unlimited G.O., Ser. B, 7.60%, 06/01/01.......          253,012
      105,000   Cnty. of Cook, IL, Sngl. Mtg. Rev. Bds., `83 Ser. A, Zero Cpn.,
                  07/01/15 (d)..............................................................            18,090
      450,000   Illinois Educ. Fac. Auth. Rev. Ref. Bds. (Illinois Institute of Technology)
                  Ser. A '87, 8.75%, 06/01/15................................................          458,649
    5,980,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Hinsdale Hosp.) Ser. `90 A,
                  9.00%, 11/15/15............................................................        6,632,179
      500,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Midwest Physician Group Ltd.),
                  5.50%, 11/15/19............................................................          477,545
      500,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Rockford Hlth. Sys.) Ser. `97,
                  5.125%, 08/15/15...........................................................          503,485
      395,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Unrefunded Balance-A)
                  (MBIA Insured) Ser. `88, 7.90%, 08/15/03...................................          400,431
    8,897,526   Illinois Hsg. Dev. Auth., Multi-Fam. Hsg. Rev. Bds., Cap. Appreciation,
                  Ser. `83A, Zero Cpn., 07/01/25 (d).........................................          665,580
    3,975,000   Illinois St. Dedicated Tax Unrefunded Bal., Rev. Bds. (Civic Ctr.) Ser. `90A,
                  7.00%, 12/15/10............................................................        4,270,064
   14,305,000   Metro. Pier & Expo. Auth. IL Ded. St. Tax Rev. Ref. Bds. (McCormick
                  Prj.) Ser.`96A, Zero Cpn., 06/15/24 (d)....................................        3,829,019
    1,000,000   St. Clair Cnty., IL, Pub. Bldg., Community Bldg. Rev. Bds., 8.00%,
                  12/01/05...................................................................        1,043,640
      131,000   Village of Sauget, IL, IDR Bds. (The Pillsbury Co. Prj.) Ser. `80, 8.375%,
                  05/01/05...................................................................          131,368
      500,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. `95A,
                  8.375%, 07/01/25...........................................................          526,115
      550,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. `97A,
                  7.75%, 10/01/22............................................................          572,847
    1,000,000   Village of Wataga, IL, 1st Mtg. Hlth. Fac. Rev. Bds. (First Humanics Corp.
                  - Galesburg, IL Prj.) Ser. `86, 7.76%, 09/01/16............................          710,000
                                                                                               ---------------
                                                                                                    30,290,749
                                                                                               ---------------



                                       11



DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                INDIANA - (1.28%)
$     470,000   Carmel, IN, Retirement Rental Hsg. Rev. Ref. Bds. (Beverly Enterprises -
                  Indiana, Inc. Prj.) Ser. `92, 8.75%, 12/01/08..............................  $       523,397
      160,720   Elwood, IN, Econ. Dev. Rev. (K-Mart Co. - S. S. Kresge Co. Prj.), 8.50%,
                  10/15/00...................................................................          161,098
      500,000   Griffith, IN, Econ. Dev. Rev. Bds. (May Dept. Stores Co. Prj.) Ser. `79,
                  6.75%, 03/01/09............................................................          502,405
      510,000   Indiana Bond Bank, Ser. `88 B Bds., 8.50%, 02/01/18..........................          522,714
      410,000   Indiana Bond Bank, Ser. `88 C Bds., 8.125%, 02/01/17.........................          419,762
      130,000   Indiana Bond Bank, Special Program Bds., Ser. `87 A, 8.70%, 02/01/13.........          132,083
    1,000,000   Indiana Hlth. Fin. Auth. Hosp. Fac. Rev. Bds. (Community Hosp. Prj.)
                  Ser. `91, (MBIA Insured), 6.85%, 07/01/22..................................        1,097,110
    2,000,000   Indianapolis, IN, Loc. Pub. Impt. Bd. Bk. Rev. Bds., Cap. Appreciation,
                  Ser. `91 C, Zero Cpn., 01/01/10 (d)........................................        1,194,820
      830,000   Madison Cnty., IN, Hosp. Auth. Hosp. Rev. Ref. Bds. (Community Hosp.
                  Of Anderson), 8.00%, 01/01/14..............................................          841,454
    1,000,000   Monroe Cnty., IN, Multifam. Hsg. Rev. Bds. (GNMA Coll. - Country
                  View-A), 5.75%, 04/01/33...................................................        1,030,420
                                                                                               ---------------
                                                                                                     6,425,263
                                                                                               ---------------
                IOWA - (0.13%)
      168,184   Creston, IA, IDR (S.S. Kresge Co. - K-Mart Inc.), 8.50%, 08/01/00............          168,558
      500,000   Iowa Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Iowa Hlth. Sys.), Ser. A,
                  (MBIA Insured), 5.125%, 01/01/28...........................................          491,465
                                                                                               ---------------
                                                                                                      660,023
                                                                                               ---------------
                KANSAS - (0.10%)
      205,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.80%, 10/01/99.................          210,014
      305,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.90%, 04/01/00.................          312,485
                                                                                               ---------------
                                                                                                       522,499
                                                                                               ---------------
                KENTUCKY - (2.33%)
      105,000   Cntys. of Jefferson, Oldham and Bullitt, KY, Home Mtg. Rev. Bds, Ser. `84,
                  10.75%, 11/01/14...........................................................          111,935
    1,800,000   Elizabethtown, KY, IDR Bds. (Colt Industries Inc.), 9.875%, 10/01/10.........        1,823,544
      550,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Muni Multi Lease Ref. Bds. -
                  Ser. A `87, Zero Cpn., 08/15/14 (d)........................................          193,341
      395,000   Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds. (FGIC Insured),
                  Ser. `85 A, 6.00%, 07/01/09................................................          395,893
    1,720,000   Kentucky, St. Tpk. Auth. Res. Rec. Rd. Rev. Ref. Bds., Ser. `85 A,
                  6.00%, 07/01/09............................................................        1,723,595
    7,185,000   Louisville & Jefferson Cnty., KY, Riverport Auth. Mtg. Rev. Bds.,
                  Ser. `86, 7.875%, 05/15/16.................................................        7,293,637
      175,000   Morehead, KY, Ind. Bldg. Rev. Bds. (Emerson Elec.) Ser. `76, 6.30%,
                  04/01/01...................................................................          177,251
                                                                                               ---------------
                                                                                                    11,719,196
                                                                                               ---------------

                                       12

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                LOUISIANA - (2.90%)
$     435,000   Bossier City, LA, Rev. Ref. Bds. Ser. `87, 7.85%, 01/01/04...................  $       443,130
    2,000,000   Caddo Parish, LA, Rev. Bds. (Ind'l. Dev. Brd. Inc. Exempt Fac.- Atlas Prj.)
                  Ser. `98, 5.60%, 12/01/28..................................................        1,974,460
      365,000   Lafayette Parish, LA, Law Enforcement Dist. Special Bds., 6.10%, 03/01/00....          365,818
      275,000   Lafayette Parish, LA, Law Enforcement Dist. Special Bds., 6.20%, 03/01/01....          275,547
    1,000,000   Lake Charles Non-Profit Hsg. Dev. Corp. Mtg. Rev. Ref. Bds., Ser. `90A
                  and Ser. `90B, 7.875%, 02/15/25............................................        1,013,500
      720,000   Louisiana Pub. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. `93 (Gen. Hlth., Inc.
                  Prj.) (MBIA Insured), Ser. `89 A, 6.50%, 11/01/14..........................          732,226
    1,500,000   Louisiana Pub. Fac. Auth. Rev. Ref. Bds., Ser. `93 (Schwegmann Westside
                  Expressway, Inc. Prj.), 8.00%, 10/01/09....................................        1,624,035
      350,000   Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Demand Bds.,
                  (Statewide Prg.) Ser. `84C, 8.125%, 12/01/99...............................          362,862
    1,000,000   Louisiana St., Gas & Fuels Tax, Rev. Bds., Ser. `90 A, 7.25%, 11/15/00.......        1,042,110
    1,000,000   Louisiana St., Gas & Fuels Tax, Rev. Bds., Ser. `90 A, 7.25%, 11/15/04.......        1,042,270
      355,000   New Orleans, LA, Hsg. Dev. Corp. First Lien Rev. Bds. (Tulane Ave. Prj.)
                  Ser. `79, 7.875%, 06/01/10.................................................          355,941
      900,000   St. Charles Parish, LA, Poll. Ctl. Rev. Bds. (Louisiana Power & Light)
                  Ser. `84, 8.15%, 06/01/14..................................................          933,768
    2,750,000   Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                  LA, Ser. `86A, 7.00%, 02/01/08.............................................        2,863,025
      500,000   Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                  LA, Ser. `86A (FGIC Insured), 7.00%, 02/01/08..............................          520,550
    1,000,000   West Feliciana Parish, LA, Rev. Bds. (Pollution Control Rev. Gulf States),
                  5.80%, 12/01/15............................................................          995,680
                                                                                               ---------------
                                                                                                    14,544,922
                                                                                               ---------------
                MARYLAND - (1.59%)
      700,000   Allegany Cnty., MD, IDR Bds. (Moran Manor Care Ctr.) Ser. `84,
                  12.45%, 02/01/27...........................................................          831,810
      845,000   Maryland St. Cmnty. Dev. Admin. Sngl. Fam. Program Rev. Bds. (Dept. &
                  Econ. & Cmnty. Dev. Fifth Ser.), 7.70%, 04/01/15...........................          870,477
      985,000   Maryland St. Hlth. & Higher Educ. Facs. Auth. Rev. Bds., Ser. `97
                  (Charity Oblig. Group), 4.60%, 11/01/26 (c)................................        1,009,497
      400,000   Maryland St. Ind'l. Dev. Fin. Auth. Economic Dev. Rev. Bds., Ser. '86 1-11,
                  7.125%, 07/01/06...........................................................          405,144
      475,000   Montgomery Cnty., MD, Econ. Dev. Rev. Bds. (Brink Reservoir Fac.)
                  Ser. `84, 10.375%, 12/15/14................................................          486,500
      220,000   Montgomery Cnty., MD, Hsg. Opportunity Comm. Multifam. Mtg. Rev.
                  Bds., Ser. `88 A, 8.10%, 07/01/08..........................................          224,842
    2,275,000   Montgomery Cnty., MD, Hsg. Opportunity Comm. Multifam. Mtg. Rev.
                  Bds., Ser. `88 A, 8.25%, 07/01/19..........................................        2,328,030

                                       13


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                MARYLAND - CONTINUED
$   1,770,000   Upper Potomac River Comm., MD, PCR Bds., Westvaco Corp. Prj.,
                  9.125%, 08/01/15...........................................................  $     1,846,287
                                                                                               ---------------
                                                                                                     8,002,587
                                                                                               ---------------
                MASSACHUSETTS - (2.47%)
    1,000,000   Boston, MA, Ref. Rev. Bds. (Boston City Hosp.) (FHA Insured)  Ser. `93B,
                  5.75%, 02/15/13............................................................        1,039,200
      250,000   Lawrence, MA, IDR Bds., (New Balance Realty Trust Prj.), 10.00%,
                  10/01/03...................................................................          251,265
      200,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue D, Ser. `89A,
                  7.65%, 01/01/07............................................................          204,394
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/03............................................          125,492
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/04............................................          125,492
    1,000,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds., St. Anne's Hosp.
                  Issue, Ser. A, 9.375%, 07/01/14............................................        1,000,660
      375,000   Massachusetts State G.O., 10.50%, 08/01/03...................................          379,084
      200,000   Massachusetts State G.O., 9.75%, 09/01/03....................................          201,058
    1,705,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Brockton Hosp.), Ser. `87 B, 8.00%, 07/01/07..............................        1,723,755
    1,930,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Brockton Hosp.), Ser. `87 B, 8.10%, 07/01/13..............................        1,952,349
    2,000,000   Massachusetts State Hlth. & Educational Fac. Auth. Rev. Bds.
                  (Care Group Issue) (MBIA Insured) Ser. A, 4.75%, 07/01/20..................        1,877,560
    1,015,000   Massachusetts State Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds.
                  (FHA/FMHA/VA Insured)  Ser. 11, 7.75%, 12/01/22............................        1,052,454
    1,500,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (1st Healthcare Corp.
                  Prj.), 7.75%, 04/01/19.....................................................        1,532,460
      945,000   Massachusetts State, Ind. Fin. Agy., Rev. Ref. Bds., (Provider Lease
                  Program) Ser. `89A, 8.75%, 07/15/09........................................          952,210
                                                                                               ---------------
                                                                                                    12,417,433
                                                                                               ---------------
                MICHIGAN - (4.80%)
      100,000   Cnty. of Oakland, State of Michigan Bds., Clinton-Oakland Sys., Paint
                  Creek Inceptor Sewage Disposal Bds., 7.00%, 05/01/01.......................          102,298
    1,090,000   The Econ. Dev. Corp. of the City of Westland, MI, Contract Sec'd. Rev. Bds.
                  (Weyerhauser Co. Contract Rev.), 9.80%, 12/01/00...........................        1,098,448
    1,000,000   Kalamazoo, MI, Hosp. Fin. Auth. Hosp. Fac. Rev. Ref. Bds. (Bronson
                  Methodist Hosp.) (MBIA Insured) Ser. `98, 5.50%, 05/15/28..................        1,038,740
      580,000   Kentwood, MI, Econ. Dev. Corp. Rev. Bds. (Hanover-Kent, Inc. - K-Mart
                  Corp.), 7.85%, 09/01/01....................................................          584,031
      570,000   Michigan Muni Bd. Auth. Local Gov't Loan Prg. Rev. Ref. Bds.,
                  Ser. `92 A, 8.625%, 11/01/16...............................................          580,802

                                       14

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                MICHIGAN - CONTINUED
$   1,000,000   Michigan State Bldg. Auth. Rev. Bds. (Facs. Prog.) `97 Ser. IIA, 5.00%,
                  10/15/14...................................................................  $     1,008,130
    8,480,000   Michigan State Hsg. Dev. Auth. Cap. Appreciation Rev. Bds., Ser. '82,
                  Zero Cpn., 04/01/15 (d)....................................................        1,302,782
    1,000,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Ref. Bds. (Detroit Edison Co.)
                  Ser. `91, 6.875%, 12/01/21.................................................        1,087,510
    1,000,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Ref. Bds. (Detroit Edison Co.)
                  Ser. `91, 6.95%, 09/01/21..................................................        1,083,820
      600,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (NSF International Prj.)
                  Ser. `97A, 5.75%, 08/01/19.................................................          626,364
      975,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (St. John-Bon Secours
                  Cont. Care) Ser. `87, 7.90%, 11/15/16......................................          988,016
      500,000   Michigan State Strategic Fd. Ltd. Oblig. Rev. Bds. (Welch Foods Inc.)
                  Ser. `91, 6.75%, 07/01/01..................................................          512,325
    3,250,000   Monroe Cnty., MI, Poll. Ctl. Rev. Bds. (Detroit EDSN Prj.) Ser. `89 I,
                  7.30%, 09/01/19............................................................        3,395,925
    9,745,000   Monroe Cnty., MI, Poll. Ctl. Rev. Bds. (Detroit EDSN Prj.) Ser. `89 I,
                  7.50%, 09/01/19............................................................       10,190,541
      200,000   Munising, MI, Pub. Schools, Alger & Schoolcraft Cntys. Rev. Bds., Ser.
                  `89, 7.05%, 05/01/99.......................................................          200,632
      180,000   River Dist., MI, Community Hosp. Auth. Hosp. Rev. Ref. Bds., Ser. `89,
                  7.20%, 05/01/99............................................................          180,322
      100,000   River Dist., MI, Community Hosp. Auth. Hosp. Rev. Ref. Bds., Ser. `89,
                  7.40%, 05/01/01............................................................          100,181
                                                                                               ---------------
                                                                                                    24,080,867
                                                                                               ---------------

                MINNESOTA - (0.23%)
      100,000   Hutchinson, MN, Bank Rev. Bds., Ser. `90, 6.70%, 02/01/01....................          100,971
      305,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (River Bluff Prj.),
                  11.375%, 06/01/09..........................................................          311,829
      250,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (West Bank
                  Homes Prj.), 11.75%, 10/01/08..............................................          263,638
      250,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/14..................................          257,673
      235,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/14................................................          242,019
                                                                                               ---------------
                                                                                                     1,176,130
                                                                                               ---------------
                MISSISSIPPI - (1.89% )
    1,500,000   Amory, MS, Dock & Wharf Rev. Bds. (Weyerhauser Co. Prj.), 9.50%,
                  09/01/00...................................................................        1,535,070
    1,945,000   Clarksdale, MS, Ind. Rev. Bds. (Bah Pptys./Archer-Daniel's), 11.75%,
                  06/01/11...................................................................        1,969,371
      200,000   Hinds Cmnty. College Dist., MS, Ctfs. of Participation (Conference &
                  Training Ctr. Prj.) Ser. `94, 6.50%, 09/01/14..............................          211,546


                                       15


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                MISSISSIPPPI - CONTINUED
$     545,000   Lauderdale Cnty., MS, Mtg. Rev. Bds. (Aldersgate) (MBIA/FHA Insured)
                  Ser. `85, 8.25%, 11/01/06..................................................  $       563,666
    1,695,000   Lauderdale Cnty., MS, Mtg. Rev. Bds. (Aldersgate) (MBIA/FHA Insured)
                  Ser. `86, 8.25%, 11/01/16..................................................        1,753,054
   10,105,000   Mississippi Home Corp. Residual Rev. Bds., Cap. Appreciation, Ser. I `92,
                  Zero Cpn., 09/15/16 (d)....................................................        3,455,001
                                                                                               ---------------
                                                                                                     9,487,708
                                                                                               ---------------
                MISSOURI - (0.47%)
      250,000   The IDA of the City Of West Plains, MO, IDR Ref. Bds. (Beatrice Cos., Inc.
                  Prj.) Ser. `84, 8.75%, 08/01/07............................................          250,733
      200,000   Jefferson Cnty., MO, Reorg.  School Dist. No. R3 Unlimited G.O., 6.60%,
                  03/01/03...................................................................          200,542
      150,000   Kansas City, MO, Ind. Dev. Auth. Econ. Dev. Rev. Ref. Bds. (Encore
                  Nursing Ctr. Ltd.), 8.00%, 12/01/02........................................          159,724
      210,000   Missouri Hsg. Dev. Commission, Hsg. Dev. Bds. (Federally Insured Mtg.
                  Loans) Ser. July 1, 1975, 8.00%, 07/01/17..................................          213,175
      140,000   Missouri School Bds. Association Ctfs. (Partner Pool) Ser. A, 7.375%,
                  03/01/06...................................................................          142,352
      665,000   Missouri St. Hsg. Dev. Comm. Mtg. Rev. Ref. Bds., `91 Ser. B, Zero Cpn.,
                  09/01/12 (d)...............................................................          275,210
      450,000   Missouri St. Hsg. Dev. Comm. Rev. Bds., Ser. `79, 7.00%, 09/15/22............          458,379
      625,000   Missouri St. Hsg. Dev. Comm., Sngl. Fam. Mtg. Rev. Bds. (FHA/VA/
                  Private Mtgs. Insured) Ser. '85, 9.375%, 04/01/16..........................          655,319
                                                                                               ---------------
                                                                                                     2,355,434
                                                                                               ---------------
                MONTANA - (4.25%)
    7,000,000   Forsyth, MT, Pollution Control Rev. Ref Bds., (Montana Pwr. Co.)
                  6.125%, 05/01/23...........................................................        7,604,870
    5,110,000   Forsyth, MT, Pollution Control Rev. Ref Bds., (Washington Wtr. Pwr. Prj.)
                  Ser. `89 (MBIA Insured), 7.125%, 12/01/13..................................        5,330,752
    4,900,000   Lewis & Clark Cnty., MT, Environmental Facs. Rev. Bds. (Asarco Inc. Prj.)
                  Ser. `98, 5.85%, 10/01/33..................................................        4,858,350
    3,250,000   Montana St. Brd. Invt. Workers Comp. Prog. Rev. Bds. MBIA Insured
                  Ser. `91, 6.875%, 06/01/20.................................................        3,522,773
                                                                                               ---------------
                                                                                                    21,316,745
                                                                                               ---------------
                NEBRASKA - (0.10%)
    1,415,000   Nebraska Higher Educ. Loan Prg. Capital Appreciation Rev. Bds.,
                  Ser. `89 A, Zero Cpn., 12/15/15 (d)........................................          516,503
                                                                                               ---------------

                NEVADA - (0.81%)
    1,250,000   Clark Cnty., NV, IDR (Nevada  Pwr. Co. Prj.) Ser. `97A, 5.90%,
                  11/01/32...................................................................        1,272,487

                                       16

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                NEVADA - CONTINUED
$   2,000,000   Clark Cnty., NV, Pollution Ctl. Rev. Ref. Bds. (Southern CA Edison Prj.)
                  Ser. A, 7.125%, 06/01/09...................................................  $     2,132,660
      500,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.40%, 09/01/01..............          555,160
      105,000   State Of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.50%, 09/01/05..............          109,934
                                                                                               ---------------
                                                                                                     4,070,241
                                                                                               ---------------
                NEW HAMPSHIRE - (1.40%)
      500,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (NH Catholic
                  Charities Issue) Ser. `91, 8.40%, 08/01/11.................................          565,595
    2,225,000   New Hampshire St. IDA PCR Ref. Bds. (Pub. Svc. Co. of New Hampshire
                  Prj.) `91 Ser. C, 7.65%, 05/01/21..........................................        2,350,090
    3,950,000   New Hampshire St. IDA Rev. Bds. (Pollution Ctl.-Connecticut Lt. Prj.)
                  Ser. `89, 7.375%, 12/01/19.................................................        4,124,393
                                                                                               ---------------
                                                                                                     7,040,078
                                                                                               ---------------
                NEW JERSEY - (1.04%)
      200,000   Essex Cnty., NJ, Improvement Auth. Rev. Bds., (Sr. Citizens Hsg.-FHA-
                  Jewish Fed. Prj.) Ser. `87, 7.75%, 03/01/09................................          201,006
    1,350,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Bds. (Borg-Warner - Baker
                  Protective Svcs. Prj.) Ser. `83, 9.95%, 12/01/03...........................        1,366,808
    1,000,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Ref. Bds. (Holt Hauling &
                  Warehousing) Ser. G, 8.40%, 12/15/15.......................................        1,080,770
      215,000   New Jersey Econ. Dev. Auth., Econ. Dev. Sr. Rev. Bds. (Lakewood of
                  Voorhees FHA Insured Prj.) Ser. A, 8.875%, 01/15/20........................          247,747
    1,000,000   New Jersey Econ. Dev. Auth.  Ind. & Econ. Dev. Rev. Bds. (Owens-Ill Inc.
                  Vineland Prj.), 5.85%, 09/01/07............................................          996,330
      200,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Bds. (Muhlenberg Reg'l. Med.
                  Ctr.) Ser. `88 B, 7.60%, 07/01/02..........................................          204,696
      605,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Bds. (Muhlenberg Reg'l. Med.
                  Ctr.) Ser. `88 B, 8.00%, 07/01/18..........................................          619,435
      500,000   New Jersey Hlth. Care Fac. Fin. Auth. Rev. Ref. Bds. (Community Med.
                  Ctr./Kimball Etc. FSA) Ser. `98, 4.75%, 07/01/19...........................          481,080
                                                                                               ---------------
                                                                                                     5,197,872
                                                                                               ---------------
                NEW MEXICO - (0.66%)
      120,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                  Foundation Prj.), 12.00%, 03/01/11.........................................          120,809
    2,970,000   Gallup, NM, Pollution Control Rev. Ref Bds., (Plains Elec. Generation  Prj.)
                  (MBIA Insured), 6.65%, 08/15/17............................................        3,170,416
                                                                                               ---------------
                                                                                                     3,291,225
                                                                                               ---------------
                NEW YORK - (9.19%)
      300,000   Battery Park City Auth., POD III Hsg. Rev. Bds., Ser. `84 (FHA-Insured
                  Mtg.), 10.00%, 06/01/23....................................................          313,425
    2,435,000   Clifton Park, NY, IDA IDR Bds. (Caldor Inc. Prj.) Ser. A, 11.25%,
                  12/01/12...................................................................        2,463,660



                                       17




DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                NEW YORK - CONTINUED
$    165,000    New York City, Ser. `86 B, Unlimited G.O., 7.30%, 08/15/99...................  $       167,544
     280,000    New York City, Ser. `90 I, FGIC Insured Bds., 7.25%, 08/15/14................          288,366
     740,000    New York City, Ser. `90 I, Unlimited G.O., 7.25%, 08/15/13...................          762,244
     610,000    New York, NY, City Muni Wtr. Fin. Auth., Wtr. & Swr. Rev. Bds.,
                  FGIC Insured, Ser. `89 B, 5.75%, 06/15/13..................................          638,853
   1,000,000    New York State Dorm Auth., Rev. Bds., (St. Barnabas Hosp.), Ser. `97,
                  5.35%, 08/01/17............................................................        1,024,580
     825,000    New York State Dorm Auth., Rev. Ref. Bds., (Rochester Inst. Tech.)
                  Ser. `97, 5.30%, 07/01/17..................................................          848,727
   4,250,000    New York State Energy Research & Dev. Auth., Elec. Fac. Rev. Bds.
                  (Edison Co. Prj.) Ser. `91, 7.50%, 01/01/26................................        4,410,353
   1,000,000    New York State Local Gov. Assistance Corp., Rev. Ref. Bds., Ser. '98 A,
                  4.375%, 04/01/18...........................................................          919,880
   2,350,000    New York State Med. Care Fac. Fin. Agy. FGIC Insured Bds., (St. Francis
                  Hosp. Prj.), Ser. `88, 7.60%, 11/01/08.....................................        2,405,178
   2,000,000    New York State Med. Care Fac. Fin. Agy. Rev. Bds. (Beth Israel Med.
                  Ctr.-A) (MBIA Insured), Ser. `89, 7.40%, 11/01/04..........................        2,046,620
     280,000    New York State Med. Care Fac. Fin. Agy. Rev. Bds., Hosp. & Nursing
                  Home Mtg., Ser. `87 A, 8.00%, 02/15/27.....................................          283,690
   1,010,000    New York State Med. Care Fac. Fin. Agy. Rev. Ref. Bds., Mental Hlth.
                  Svcs. Fac., Ser. `87 A, 8.875%, 08/15/07...................................        1,024,483
   5,000,000    New York State Mtg. Agy. Rev. Bds., (Homeownership Mtg. - Ser. HH-2)
                  (FHA/Priv. Mtgs. Insured) Ser. `88, 7.85%, 04/01/22........................        5,155,000
     725,000    New York State Urban Development Corp., Rev. Bds., (St. Office-South
                  Mall) Ser. `89 A, Zero Cpn., 01/01/11 (d)..................................          374,528
     100,000    Onondaga Cnty., NY, Ind'l. Dev. Agy. Ind'l. Dev. Rev. Bds. (Sysco Frosted
                  Foods Inc.) Ser. `83, 7.75%, 04/01/03......................................          102,259
     750,000    Otsego Cnty., NY, Ind'l. Dev. Agy. Civic Agy. Rev. Bds. (Bassett Hlth.
                  Care Prj.) Ser. `98 A, 5.35%, 11/01/20.....................................          773,505
  10,000,000    Port Auth NY & NJ Rev. Bds. (Cons.-Seventy-Second) Ser. `92, 7.35%,
                  10/01/27...................................................................       11,261,900
   7,000,000    Port Auth NY & NJ Rev. Bds. (Cons.-Sixty-Ninth) Ser. `90, 7.125%,
                  06/01/25...................................................................        7,359,380
     300,000    Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                  Partnership) Ser. `97, 5.10%, 11/01/07.....................................          306,618
     470,000    Port Jervis, NY, IDA, Mercy Community Hosp. Rev. Bds., (Franciscan Hlth.
                  Partnership) Ser. `97, 5.20%, 11/01/08.....................................          482,361
   2,700,000    United Nations Dev. Corp NY, Sub Lien Rev. Ref. Bds., Ser. `97C,
                  5.60%, 07/01/26............................................................        2,726,001
                                                                                               ---------------
                                                                                                    46,139,155
                                                                                               ---------------
                NORTH CAROLINA - (1.36%)
      500,000   Brevard, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                  Ser. `98A, 7.50%, 03/01/28.................................................          496,040



                                       18



DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                NORTH CAROLINA - CONTINUED
$    500,000    Charlotte, NC, Hsg. Auth. 1st Mtg. Rev. Bds. (Ascend Healthcare, Inc. Prj.),
                  Ser. `98A, 7.50%, 03/01/28.................................................  $       496,040
     800,000    North Carolina Eastern Mun. Pwr. Agy. Pwr. Sys. Rev. Ref. Bds.,
                  Ser. `88A, 6.00%, 01/01/26.................................................          800,232
   1,045,000    North Carolina Eastern Mun. Pwr. Agy. Pwr. Sys. Rev. Ref. Bds.,
                  Ser. `89A, 6.50%, 01/01/24.................................................        1,046,568
     200,000    North Carolina Med. Care Comm. Hosp. Rev. Ref. Bds. (Moore Memorial
                  Hosp. Prj.), 9.10%, 10/01/99...............................................          205,844
   2,330,000    North Carolina Mun. Pwr. Agy. No. 1 Catawba Elec. Rev. Bds., Ser. `85 B,
                  6.00%, 01/01/20............................................................        2,334,800
     900,000    North Carolina Mun. Pwr. Agy. No. 1 Catawba Elec. Rev. Bds., Ser. `90,
                  6.50%, 01/01/10............................................................          937,773
     500,000    Piedmont Hlth. Dev. Auth., Inc., 1st Mtg. Ref. Rev. Bds. (Nash Grove
                  Manor Inc. Fac., Nashville, North Carolina) Ser. `93A, 8.00%, 01/01/13.....          510,720
                                                                                               ---------------
                                                                                                     6,828,017
                                                                                               ---------------
                NORTH DAKOTA - (0.84%)
   3,000,000    Bismarck, ND, Hosp. Rev. Ref. Bds. (Med. Ctr. One, Inc.) Ser. '89,
                  7.50%, 05/01/13............................................................        3,070,500
     900,000    Ward Cnty., ND, Hlth Care Fac. Rev. Bds. (St. Joseph's Hosp. Corp. Prj.)
                  Ser. `94, 8.875%, 11/15/14.................................................        1,126,656
                                                                                               ---------------
                                                                                                     4,197,156
                                                                                               ---------------
                OHIO - (3.24%)
      500,000   Cleveland, OH, Waterworks Rev. Bds., Ser. A, 6.125%, 01/01/08................          503,315
    2,700,000   Cnty. of Belmont, Ohio Hlth. Sys. Rev. and Ref. Bds. (East Ohio Reg'l
                  Hosp. Issue), 5.80%, 01/01/18..............................................        2,618,757
      680,000   Hamilton Cnty., OH Hosp. Fac. Auth. Rev. Bds. (Unrefunded Balance)
                  (MBIA Insured) Ser. `86, 7.00%, 01/01/09...................................          685,896
      440,000   Hamilton Cnty., OH Hosp. Fac. Auth. Rev. Bds. (Unrefunded Balance)
                  (MBIA Insured) Ser. `86, 7.00%, 01/01/09...................................          443,815
      250,000   Lakewood, Ohio Hosp. Impt. Rev. Ref. Bds. (Lakewood Hosp. ) Ser. One,
                  6.00%, 02/15/10............................................................          250,532
      950,000   Mahoning Cnty., OH,  Hosp. Facs. Rev. Ref. Bds. (St. Elizabeth Hosp. Med.
                  Ctr.) Ser. `86, 7.375%, 12/01/09...........................................          956,631
    2,000,000   Mahoning Valley Sanitary Dist. (Ohio) Wtr. Rev. Bds., Ser. `94,
                  7.750%, 05/15/19...........................................................        2,206,440
      515,000   Montgomery Cnty., OH, Hosp. Rev. Ref. Bds. (Kettering Med. Ctr.)
                  Ser. `89, 7.40%, 04/01/09..................................................          526,938
      750,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                  Ser. `85 A, Zero Cpn., 01/15/15 (d)........................................          163,605
    7,500,000   Ohio St. Air Quality Dev. Auth. Rev. Ref. Bds. (Pollution Ctl./Ohio Edison)
                  Ser. `90, 7.45%, 03/01/16..................................................        7,901,550
                                                                                               ---------------
                                                                                                    16,257,479
                                                                                               ---------------

                                       19

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                OKLAHOMA - (0.45%)
$   1,000,000   Oklahoma Dev. Fin. Auth. Rev. Ref. Bds. (Hillcrest Hlth. Sys.) Ser. A,
                  5.625%, 08/15/19...........................................................  $       997,520
      200,000   Oklahoma St. Ind. Auth. Rev. Bds. (Hlth. Sys./Baptist Ctr.) Ser. `95C,
                  7.00%, 08/15/03............................................................          223,582
    1,000,000   Southeastern, OK,  Ind. Auth. OK Rev. Bds. (Pollution Ctl./Weyerhauser Co.
                  Prj.) Ser. `85, 9.85%, 02/01/00............................................        1,018,690
                                                                                               ---------------
                                                                                                     2,239,792
                                                                                               ---------------
                PENNSYLVANIA - (6.82%)
    2,915,000   Beaver Cnty., PA, IDA PCR Bds. (J&L Specialty Steel-formerly known
                  as Colt Ind. Prj.) Ser. 19, 7.00%, 06/01/08................................        2,978,839
    2,360,000   Berks Cnty., PA, IDA (Supermarkets General Corp. Prj.), 10.50%, 11/01/03.....        2,441,656
      400,000   Columbia Cnty. IDA, Columbia Cnty., PA, 1st Mtg. Rev. Bds., Ser. `86
                  (Orangeville Nursing Ctr. Associates Prj.), 9.00%, 12/01/12................          400,980
    1,000,000   Delaware Cnty., PA, Auth. Hlth. Sys. Rev. Bds. (Catholic Hlth. East)
                  Ser. `98, 4.875%, 11/15/18.................................................          965,040
      665,000   Luzerne Cnty., PA, Hsg. Corp. Rev. Bds., 8.125%, 12/01/08....................          666,609
      200,000   McKean Cnty., PA, Ind. Dev. Auth. Rev. Bds., Ser. `80 (Corning Glass
                  Wks. Prj.), 7.75%, 06/01/05................................................          201,054
    1,000,000   Mercer Cnty., PA, IDA, Gumberg Assoc. - Pine Grove Square, The Kroger
                  Co., Ind. Dev. 1st Mtg. Rev. Bds., 13.00%, 06/01/07........................        1,041,670
      115,000   Pennsylvania Hsg. Fin. Agy., Moderate Rehab. Rev. Bds., 9.00%, 08/01/01......          116,480
    7,585,000   Pennsylvania Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds., Ser. 28,
                  7.55%, 10/01/23............................................................        7,585,000
   11,000,000   Pennsylvania Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds., Ser. 63 A,
                  Zero Cpn., 04/01/30 (d)....................................................        2,021,470
    3,000,000   Pennsylvania St. Higher Educ. Fac. Auth. Hlth. Svcs. Rev. Bds.
                  (Allegheny Delaware VY Oblig.) Ser. `96, 5.50%, 11/15/08...................        3,031,740
    5,000,000   Pennsylvania St. Higher Educ. Fac. Auth. Hlth. Svcs. Rev. Bds.
                  (Allegheny Delaware VY Oblig.) Ser. `96, 5.875%, 11/15/18..................        5,049,000
      285,000   Pennsylvania St. Higher Educ. Fac. Auth. Rev. Bds., (Thomas Jefferson
                  Univ.) Ser. `89 A, 6.00%, 07/01/19.........................................          292,481
    4,000,000   Pennsylvania St. Second Ser. Unlimited G.O., Ser. `92, 5.40%, 07/01/00.......        4,102,320
    1,150,000   Philadelphia, PA, Hosp. & Higher Educ. Fac. Auth. Rev. Ref. Bds.
                  (Jefferson Hlth. Sys.) Ser. `97 A, 5.125%, 05/15/18........................        1,145,078
      150,000   Philadelphia, PA, Redev. Auth. Home Improvement Loan, Rev. Bds.,
                  Ser. `86 A, 7.375%, 06/01/03...............................................          152,423
      220,000   Pittsburgh & Allegheny Cnty., PA, Pub. & Auth. Rev. Bds. Ser. `78,
                  6.50%, 12/01/07............................................................          220,579
       45,000   Pittsburgh, PA, Urban Redevelopment Auth. Home Improvement Loan,
                  Rev. Bds., Ser. `87 A, 7.125%, 08/01/04....................................           45,918
      750,000   Sayre, PA, Hlth. Care Facs. Auth. Rev. Bds. (VHA-Cap. Asset)
                  (MBIA Insured) Ser. `85C, 7.70%, 12/01/15..................................          777,788




                                       20

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                PENNSYLVANIA - CONTINUED
$    750,000    Sharon, PA, Reg'l. Hlth. Sys. Auth. Hlth. Sys. Rev. Bds., (Sharon Reg'l.
                  Hlth. Sys.) (MBIA Insured)  Ser. `98, 5.00%, 12/01/18......................  $       735,233
     250,000    Warren Cnty., PA, IDA Specialized Dev. Rev. Ref. Bds. (Beverly
                  Enterprises - Pennsylvania, Inc. Prj.) Ser. `91, 9.00%, 11/01/12...........          274,340
                                                                                               ---------------
                                                                                                    34,245,698
                PUERTO RICO - (0.31%)
     780,000    Puerto Rico Commonwealth Infrastructure Fin. Auth. Special Bds.,
                  Ser. `88 A, 7.75%, 07/01/08................................................          798,205
     720,000    Puerto Rico Ind. Med. & Environmental PCR Fac. Fin. Auth. Rev. Bds.,
                  (Abbott Chemical Inc. Prj.), 6.50%, 07/01/09...............................          737,568
                                                                                               ---------------
                                                                                                     1,535,773
                                                                                               ---------------
                SOUTH CAROLINA - (0.68%)
     400,000    Certificates of Participation, Ser. `90A, South Carolina School Financing
                  Corp. (School Dist. No. 2 of Sumter Cnty., SC Prj.), 8.125%, 04/01/10......          418,940
     100,000    Clemson Univ., SC, Ctfs. of Participation, Ser. `86, 6.90%, 12/01/07.........          100,296
   1,210,000    Piedmont Mun. Pwr. Agy., SC, Elect. Rev. Ref. Bds., Ser. `86 A,
                  5.75%, 01/01/24............................................................        1,210,206
   1,055,000    Piedmont Mun. Pwr. Agy., SC, Elect. Rev. Ref. Bds., Ser. `96 A,
                  6.55%, 01/01/16............................................................        1,057,564
     595,000    South Carolina St. Ports Auth. Ports. Rev. Ref. Bds., 6.75%, 07/01/21........          644,748
                                                                                               ---------------
                                                                                                     3,431,754
                                                                                               ---------------
                SOUTH DAKOTA - (0.46%)
     250,000    Aberdeen, SD, Unlimited G.O., Rev. Ref. Bds., (MBIA Insured) Ser. `87,
                  6.90%, 07/01/04............................................................          252,227
   1,000,000    Education Loans, Inc., SD, Student Loan Ref. Bds., Ser. `98, 5.60%,
                  06/01/20...................................................................        1,008,840
   1,000,000    South Dakota St. Hlth. & Educ. Fac. Auth. Rev. Ref. Bds., (McKennan
                  Hosp.) (MBIA Insured),  Ser. `89 A, 7.625%, 07/01/14.......................        1,030,930
                                                                                               ---------------
                                                                                                     2,291,997
                                                                                               ---------------
                TENNESSEE - (0.76%)
     295,000    Dover, TN, Hlth. & Educ. Fac., IDR (Wessex Corp. Dover Prj.), 9.50%,
                  09/01/11...................................................................          298,723
     203,313    Dyer Cnty., TN, Ind. Dev. Brd. IDR Bds. (S.S. Kresge Co. - K-Mart Corp.),
                  8.10%, 11/01/00............................................................          203,644
     500,000    The Hlth. & Educational Fac. Auth. of the City of Crossville, TN, 1st Mtg.
                  Ref. Rev. Bds. (Country Place Hlth. Care Ctr., Inc. Prj.) Ser. `96 A,
                  7.75%, 06/01/13............................................................          531,140
     505,000    Lewisburg, TN, IDR Bds. (Mead Corp. Prj.), 7.875%, 02/01/00..................          523,483
     195,000    McMinn Cnty., TN, Ind. Dev. Brd. Rev. Bds., (S.S. Kresge Co.), 8.00%,
                  11/01/00...................................................................          195,374
     440,000    New Tazewell, TN, Hlth. Educational & Hsg. Fac. Brd. IDR Bds. (Wessex
                  Corp. New Tazewell Prj.) Ser. `87, 10.00%, 06/01/17........................          441,527


                                       21

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                TENNESSEE - CONTINUED
$   3,000,000   Tennessee Hsg. Dev. Agy. Rev. Bds., (Homeownership Prog. - Issue 3A)
                  Ser. `97, Zero Cpn., 07/01/17 (d)..........................................  $     1,079,910
      510,000   Tennessee Hsg. Dev. Agy. Rev. Bds., (Homeownership Prog. - S)
                  (MBIA Insured) Ser. `90, 7.625%, 07/01/22..................................          539,417
                                                                                               ---------------
                                                                                                     3,813,218
                TEXAS - (5.90%)
    9,735,000   Austin, TX, Hsg. Fin. Corp., Sngl. Fam. Mtg. Rev. Bds., Ser. `84,
                  Zero Cpn., 02/01/16 (d)....................................................        1,071,823
    6,305,000   Bexar, TX, Metro. Wtr. Dist. Waterworks  Sys. Rev. Bds., Cap.
                  Appreciation, (MBIA Insured), Zero Cpn., 05/01/32 (d)......................        1,043,351
    6,305,000   Bexar, TX, Metro. Wtr. Dist. Waterworks  Sys. Rev. Bds., Cap.
                  Appreciation, (MBIA Insured), Zero Cpn., 05/01/34 (d)......................          931,816
    6,000,000   Brazos River Auth., TX, Pollution Control Rev. Ref. Bds. (Texas Util. Elec.
                  Co. Prj.) Ser. A, 5.55%, 05/01/33..........................................        6,225,480
      610,000   Coastal Wtr. Auth. TX Wtr. Rev. Ref. Bds., 6.25%, 12/15/17...................          649,656
      370,000   Coastal Wtr. Auth. TX Wtr. Rev. Ref. Bds. (FGIC Insured), Ser. `86 A,
                  7.50%, 12/15/16............................................................          383,087
      625,000   Dallas Cnty., TX, Utility & Reclamation Dist. Rev. Ref. Bds., Cap.
                  Appreciation (MBIA Insured) Ser. `93, Zero Cpn., 02/15/14 (d)..............          279,306
    2,000,000   Gulf Coast Waste Disp. Auth. Rev. Bds. (TX Waste Disp.-Valero Energy
                  Corp. Prj.) Ser. `98, 5.60%, 04/01/32......................................        1,970,400
    1,000,000   Gulf Coast Waste Disp. Auth. Rev. Bds. (TX Waste Disp.-Valero Energy
                  Corp. Prj.) Ser. `99, 5.70%, 04/01/32......................................          998,230
   11,185,000   Harris Cnty., Houston, TX, SportsAuth. Sp., Jr. Lien Rev. Bds., Cap.
                  Appreciation (MBIA Insured) Ser. `98 B, Zero Cpn., 11/15/18 (d)............        3,923,027
      300,000   Houston, TX, Hsg. Fin. Corp. Sngl. Fam. Mtg. Rev. Ref. Bds., Ser. A-1,
                  8.00%, 06/01/14............................................................          316,890
    1,000,000   Lewisville, TX, Hsg. Fin. Corp. Multifam. Rev. Bds., Ser. `97, 5.50%,
                  06/01/17...................................................................        1,022,040
    2,700,000   Matagorda Cnty., TX, NA Dist. No. 1 Poll. Ctl. Rev. Bds. (Central Power
                  & Light) Ser. `84, 7.50%, 12/15/14.........................................        2,853,441
      500,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Ind'l. Inc.,
                  Prj.) (MBIA Insured) Ser. `98 A, 5.25%, 11/01/29 (c).......................          494,720
    1,000,000   Matagorda Cnty., TX, NA Dist. No. 1, Rev. Ref. Bds., (Houston Ind'l. Inc.,
                  Prj.) (MBIA Insured) Ser. `98 B, 5.15%, 11/01/29 (c).......................          986,310
    1,000,000   Richardson, TX, Hosp. Auth. Hosp. Rev. Ref. Bds., (Baylor/Richardson)
                  Ser. `98, 5.625%, 12/01/28.................................................          964,310
    1,250,000   San Antonio, TX, Hlth. Fac. Dev. Corp. Econ. Dev. Rev. Ref. Bds.
                  (Encore Nursing Ctr.) Ser. `92, 8.25%, 12/01/19............................        1,373,338
      180,000   Tarrant Cnty., TX, Hlth. Fac. Dev. Corp. Hlth. Sys. Rev. Bds. (Harris
                  Methodist Hlth. Sys.) Ser. `87 A, 6.875%, 09/01/12.........................          182,806
      800,000   Texas Hsg. Agy., Residential Mtg. Rev. Bds., Ser. `87D, 8.40%, 01/01/21......          819,840
      750,000   Texas Mun. Pwr. Agy. Rev. Ref. Bds., Ser. `87, 5.50%, 09/01/13...............          750,698

                                       22

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                TEXAS - CONTINUED
$     160,000   Texas St. Higher Educ. Coordinating Brd., College Student Loan Rev. Bds.,
                  7.20%, 04/01/02............................................................  $       172,314
      330,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. `89, 7.50%, 08/15/13..............          335,138
      235,000   Texoma Hsg. Fin. Corp. TX Sngl. Fam. Mtg. Rev. Ref. Bds.
                  (GNMA/FNMA Mtg.-Backed Sec.Prg.) Ser. `97, 5.80%, 09/01/28.................          240,001
      255,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                  Unlimited G.O. Prerefunded,  Zero Cpn., 02/15/13 (d).......................          102,490
      745,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                  Unlimited G.O. Unrefunded,  Zero Cpn., 02/15/13 (d)........................          292,249
    1,195,000   Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. Bds. (East TX Med. Ctr. Reg'l
                  Healthcare Sys. Prj.) Ser. `97 B, 5.50%, 11/01/17..........................        1,238,618
                                                                                               ---------------
                                                                                                    29,621,379
                                                                                               ---------------
                UTAH - (0.48%)
    7,420,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds., Cap. Appreciation,
                  `87 Ser. D, Zero Cpn., 07/01/20 (d)........................................        1,345,098
    1,000,000   Utah Hsg. Fin. Agy. Rev. Bds. (RHA Community Services of Utah,
                  Inc. Prj.) Ser. `97 A, 6.875%, 07/01/27....................................        1,057,900
                                                                                               ---------------
                                                                                                     2,402,998
                                                                                               ---------------
                VERMONT - (0.29%)
    1,390,000   Vermont Hsg. Fin. Agy. Multi-Fam. Hsg. Bds., `79 Ser. A, 8.50%,
                  02/15/21...................................................................        1,434,828
                                                                                               ---------------
                VIRGINIA - (3.08%)
    1,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 7.875%, 11/01/08................................        1,023,490
    4,000,000   Chesapeake, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 8.00%, 11/01/18.................................        4,095,080
      210,000   The IDA of Covington-Alleghany Cnty., VA, IDR Ref. Bds. (Beverly
                  Enterprises, Inc. Prj.) Ser. `91, 9.375%, 09/01/01.........................          220,811
    1,000,000   The IDA of Goochland Cnty., VA, IDR Ref. Bds. (Nekoosa Packaging
                  Corp.) Ser. `98, 5.65%, 12/01/25...........................................        1,007,480
      110,000   Montgomery Cnty., VA, Rev. Bds., Ser. `87, 6.70%, 04/01/07...................          111,395
    1,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 7.875%, 11/01/08................................        1,023,490
    2,000,000   Norfolk, VA, Ind'l Dev. Auth. Nursing Home Rev. Bds. (Sentara Life
                  Care Corp. Prj.) Ser. `88, 7.90%, 11/01/18.................................        2,047,200
      500,000   Peninsula Ports Auth. VA, Hosp. Fac. Rev. Ref. Bds. (Whittaker Mem.
                  Hosp. Prj.) Ser. `87, 8.70%, 08/01/23......................................          535,875
      400,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., 6.20%, 07/01/21..............          415,072
      600,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A, 7.10%,
                  01/01/17...................................................................          624,720
    1,000,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A,
                  7.10%, 01/01/22............................................................        1,032,100



                                       23

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                MUNICIPAL BONDS - CONTINUED
                VIRGINIA - CONTINUED
$   3,000,000   Virginia St. Hsg. Dev. Auth. Commonwealth Mtg., Ser. A,
                  7.10%, 01/01/25............................................................  $     3,096,300
      215,000   Virginia St. Res. Auth. Wtr. & Swr. Sys. Rev. Bds. (Pooled Loan Prg.)
                  Ser. `97 A, 7.50%, 11/01/17................................................          215,761
                                                                                               ---------------
                                                                                                    15,448,774
                                                                                               ---------------
                WASHINGTON - (2.06%)
    2,000,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds., Ser. `91  A, 7.60%, 07/01/25 (c)................................        2,241,320
      500,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds., Ser. `97 A, 5.25%, 07/01/32 (c).................................          502,320
      500,000   Chelan Cnty., WA, Pub. Utilities Dist. No. 1, Chelan Hydro Cons. Sys.
                  Rev. Bds.. Ser. `97 A, 5.60%, 07/01/32 (c).................................          515,290
      400,000   King Cnty., WA, Unlimited G.O., Ser. A '78, 6.50%, 12/01/12..................          401,108
    1,000,000   Port Seattle, WA, Ind'l. Dev. Corp. IDR Ref. Bds. (Beloit Corp.Prj.)
                  Ser. `94, 6.00%, 12/01/17..................................................          888,970
    2,000,000   Washington St. Hlth. Care Fac. Auth. Rev. Bds. (SW Washington Hosp.
                  Vancouver)  Ser. `89, 7.125%, 10/01/19.....................................        2,074,840
    1,500,000   Washington St. Hlth. Care Fac. Auth. Rev. Bds. (Swedish Hlth. Sys.)
                  Ser. `98, 5.125%, 11/15/18.................................................        1,491,640
    2,300,000   Washington St. Hsg. Fin. Comm. Nonprofit Hsg. Rev. Bds. (Seattle Univ.
                  Auxiliary Svcs. Prj.) Ser. `98, 5.30%, 07/01/31............................        2,240,844
                                                                                               ---------------
                                                                                                    10,356,332
                                                                                               ---------------
                WEST VIRGINIA - (0.71%)
      375,000   Beverly, WV, Hsg. Corp. Mtg. Rev. Bds., Ser. `81 (Beverly Manor/FHA -
                  Insured/Section 8 Prj.), 11.00%, 11/15/22..................................          446,569
      200,000   Glasgow, WV, Hlth. Fac. Rev. Ref. Bds. (Beverly Enterprises, Inc. Prj.)
                  Ser. `91, 9.50%, 09/01/01.................................................           211,064
    2,805,000   West Virginia St. Hsg. Dev. Fd. Hsg. Fin. Rev. Bds., Ser. B, 7.20%,
                  11/01/20...................................................................        2,908,476
                                                                                               ---------------
                                                                                                     3,566,109
                                                                                               ---------------
                WISCONSIN - (0.72%)
      300,000   Clear Lake, WI, Sewer Sys. Mtg. Rev. Bds., 8.00%, 08/01/11...................          315,642
      170,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.125%, 07/01/05...................................................          170,813
    1,480,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.25%, 07/01/12....................................................        1,522,180
    1,595,000   Wisconsin St. Hlth. & Educational Fac. Auth. Rev. Bds. (RFDF Inc. Prj.)
                  Ser. `97, 7.375%, 07/15/27.................................................        1,618,893
                                                                                               ---------------
                                                                                                     3,627,528
                                                                                               ---------------

                  Total Municipal Bonds - (identified cost $492,703,790).....................      492,597,153
                                                                                               ---------------
                                       24


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                                       VALUE
 PRINCIPAL                                                                                            (NOTE 1)
 ---------                                                                                            --------
                SHORT TERM BONDS - (1.05%)
$   4,100,000   Burke Cnty., GA, Dev. Auth. Poll. Ctl. Rev. Bds. (Adj. GA Power Co.
                  PLT Vog.) Ser. '94, 1.95%, 07/01/24 (c)....................................  $     4,100,000
    1,185,000   State Street Bank and Trust Co. Repurchase Agreement, 4.95%, 04/01/99,
                  dated 03/31/99, repurchase value of $1,185,163 (collateralized by
                  $1,220,000 par value Freddie Mac, 5.34%, 08/09/01, market
                  value $1,225,397)..........................................................        1,185,000
                                                                                               ---------------

                  Total Short Term - (identified cost $5,285,000)............................        5,285,000
                                                                                               ---------------


                      Total investments - (identified cost $497,988,790)(99.16%) (a).........      497,882,153
                      Other assets less liabilities - (0.84%).............................           4,233,961
                                                                                               ---------------
                           Net assets - (100%)...............................................  $   502,116,114
                                                                                               ===============


(a) Aggregate cost for Federal income tax purposes is $497,988,790.

At March 31, 1999 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

                Unrealized appreciation......................................................  $     4,286,984
                Unrealized depreciation......................................................       (4,393,621)
                                                                                               ---------------
                      Net unrealized depreciation............................................  $      (106,637)
                                                                                               ===============

(b) Represents a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(c) Represents the current rate for a variable rate security.

(d) As of March 31, 1999, zero coupon bonds amounted to $56,030,202 or 11.16% of the Fund's net assets as of March 31, 1999. Because zero coupon bonds pay no interest and compound semi-annually at the fixed rate at the time of reissuance, their value is generally more volatile than the value of other debt securities.








SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At March 31, 1999 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, at value (including repurchase agreement of $1,185,000)
         (identified cost $497,988,790) (See accompanying Schedule of Investments)...........  $   497,882,153
     Cash....................................................................................           47,184
     Receivables:
         Interest............................................................................        9,503,510
         Capital stock sold..................................................................          682,635
     Prepaid expenses........................................................................          128,245
                                                                                               ---------------
                  Total assets...............................................................      508,243,727
                                                                                               ---------------

LIABILITIES:
     Payables:
         Capital stock reacquired............................................................        1,320,959
         Investment securities purchased....................................................         3,905,089
         Commissions to distributor (Note 4).................................................          494,053
     Accrued expenses........................................................................          407,512
                                                                                               ---------------
                  Total liabilities..........................................................        6,127,613
                                                                                               ---------------

NET ASSETS (NOTE 5)..........................................................................  $   502,116,114
                                                                                               ===============
     CLASS A SHARES
         Net assets..........................................................................  $   206,763,716
         Shares outstanding..................................................................       22,816,649
         Net asset value and redemption price per share......................................        $    9.06
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $9.06)...............................        $    9.51
                                                                                                     =========

     CLASS B SHARES
         Net assets..........................................................................  $   250,397,788
         Shares outstanding..................................................................       27,732,537
         Net asset value and redemption price per share......................................        $    9.03
                                                                                                     =========

     CLASS C SHARES
         Net assets..........................................................................  $    43,960,907
         Shares outstanding..................................................................        4,837,336
         Net asset value and redemption price per share......................................        $    9.09
                                                                                                     =========

     CLASS Y SHARES
         Net assets..........................................................................  $       993,703
         Shares outstanding..................................................................          109,604
         Net asset value and redemption price per share......................................        $    9.07
                                                                                                     =========

NET ASSETS CONSIST OF:
     Deficit in undistributed net investment income..........................................  $      (114,711)
     Par value of shares of capital stock....................................................          554,961
     Additional paid-in capital..............................................................      504,320,259
     Net unrealized depreciation on investments..............................................         (106,637)
     Accumulated net realized loss...........................................................       (2,537,758)
                                                                                               ---------------
                  Net assets.................................................................  $   502,116,114
                                                                                               ===============


DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (Unaudited)


-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

     Income:
         Interest............................................................................  $    16,361,107
                                                                                               ---------------

     Expenses:
         Management fees (Note 3)..........................................  $      1,618,259
         Custodian fees....................................................            60,671
         Transfer agent fees
              Class A......................................................            70,453
              Class B......................................................           108,292
              Class C......................................................            18,938
              Class Y......................................................             1,299
         Audit fees........................................................            13,450
         Legal fees.......................................................             24,464
         Accounting fees (Note 3)..........................................             7,998
         Reports to shareholders...........................................            53,737
         Directors fees and expenses.......................................            50,410
         Registration and filing fees......................................           107,139
         Miscellaneous.....................................................             2,964
         Payments under distribution plan (Note 4)
              Class A......................................................           271,792
              Class B......................................................         1,264,575
              Class C......................................................           205,331
                                                                             ----------------
                      Total expenses.........................................................        3,879,772
                      Expenses paid indirectly (Note 6)......................................           (2,469)
                                                                                               ---------------
                      Net expenses...........................................................        3,877,303
                                                                                               ---------------
                           Net investment income.............................................       12,483,804
                                                                                               ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment transactions...............................................       (2,142,631)
Net increase in unrealized depreciation of investments during the period.....................       (5,258,141)
                                                                                               ---------------
              Net realized and unrealized loss on investments................................       (7,400,772)
                                                                                               ---------------
              Net increase in net assets resulting from operations...........................  $     5,083,032
                                                                                               ===============

SEE NOTES TO FINANCIAL STATEMENTS


DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS
                                                                         ENDED              YEAR ENDED
                                                                  MARCH 31, 1999           SEPTEMBER 30,
OPERATIONS:                                                          (UNAUDITED)               1998
                                                                  ----------------      -----------------
Net investment income...........................................  $     12,483,804      $      21,973,208
Net realized loss from investment transactions.................         (2,142,631)              (237,034)
Net change  in unrealized appreciation/(depreciation)
         of investments.........................................        (5,258,141)             3,568,267
                                                                  ----------------      -----------------
              Net increase in net assets resulting
                  from operations...............................         5,083,032             25,304,441

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
              Class A ..........................................        (5,973,564)           (11,779,256)
              Class B  .........................................        (5,686,126)           (10,526,467)
              Class C ..........................................          (913,033)            (1,029,628)
              Class Y ..........................................           (27,056)               (21,941)

     Realized gains
              Class A ..........................................             -                   (673,758)
              Class B ..........................................             -                   (790,190)
              Class C ..........................................             -                    (46,345)
              Class Y ..........................................             -                       (294)

     In excess of net investment income
              Class A ..........................................             -                   (518,381)
              Class B ..........................................             -                   (262,079)
              Class C ..........................................             -                    (39,435)

CAPITAL SHARE TRANSACTIONS:

     Net increase (decrease) in net assets resulting from capital share transactions (Note 5)

              Class A ..........................................       (33,771,260)           152,107,227
              Class B  .........................................        (1,305,695)           122,590,184
              Class C ..........................................         7,930,996             34,078,836
              Class Y ..........................................           124,217                877,300
                                                                  ----------------      -----------------

              Total increase (decrease) in net assets...........       (34,538,489)           309,270,214

NET ASSETS:
Beginning of year ..............................................       536,654,603            227,384,389
                                                                  ----------------      -----------------
End of year (including undistributed net investment income
         (deficit) of $(114,711) and $1,264, respectively) .....  $    502,116,114      $     536,654,603
                                                                  ================      =================


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENT
At March 31, 1999 (Unaudited)

-------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Davis Tax-Free High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund may invest in high yield, high risk, low rated and unrated bonds commonly referred to as "junk bonds." Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. The Fund offers shares in four classes, Class A, Class B, Class C and Class Y. The Class A shares are sold with a front-end sales charge, the Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred shares charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
        Municipal bonds are normally valued on the basis of prices provided by an independent pricing service or broker. Securities not priced in this manner are priced at the last sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and asked prices provided by investment dealers. Short-term obligations are valued at amortized cost, which approximates value. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors.

FEDERAL INCOME TAXES
        It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its tax-exempt and taxable income to shareholders. Therefore, no provision for federal income or excise tax is required.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME
        Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Interest income is recorded on the accrual basis. Premiums on tax-exempt securities, original issue discounts and market discounts are amortized to investment income, over the lives of the respective securities, or to the earliest call date, if applicable, for financial reporting and tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
        Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of the distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Income from amortization of market discounts and certain short-term investments is not tax-exempt and may result in some percentage of dividends being reported as taxable income to shareholders.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1999 (Unaudited)

-------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

USE OF ESTIMATES IN FINANCIAL STATEMENTS
        In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

        Purchases and sales of investment securities (excluding short-term securities) during the six months ended March 31, 1999, were $183,578,499 and $202,491,891, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        The Fund pays advisory fees for investment management and advisory services under a management agreement with Davis Selected Advisers, L.P. (the "Adviser"). The agreement provides for a fee at the annual rate of 0.65% of the first $250 million of average annual net assets of the Fund, 0.60% of the next $250 million of average annual net assets of the Fund and 0.55% of average annual net assets over $500 million.

        The Adviser is paid for registering Fund shares for sale in various states. The fee for the six months ended March 31, 1999, amounted to $6,498. Boston Financial Data Services is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended March 31, 1999, amounted to $19,812. State Street Bank & Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. Such fee paid to the Adviser for the six months ended March 31, 1999, amounted to $7,998. Certain directors and the officers of the Fund are also officers and directors of the general partner of the Adviser.

        Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

        Stamper Capital & Investments, Inc. ("Stamper") also acts as sub-adviser of the Fund. Stamper manages the day-to-day investment operations for the Fund. The Fund pays no fees directly to Stamper. Stamper receives from the Adviser a percentage of the total annual investment advisory fees paid by the Fund to the Adviser.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

       Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

       During the six months ended March 31, 1999, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $198,650 from commissions earned on sales of Class A shares of the Fund of which $32,988 was retained by the Underwriter and the remaining $165,662 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connect with such sales.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1999 (Unaudited)

-------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

       The Underwriter is reimbursed for amounts paid to dealers as a service fee with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the six months ended March 31, 1999, was $271,792.

CLASS B SHARES

       Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

       The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. The National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's average annual net assets attributable to Class B shares which may be used to reimburse the Distributor. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

       During the six months ended March 31, 1999, Class B shares of the Fund made distribution plan payments which included distribution fees of $951,596 and service fees of $312,979.

       Commission advances by the Distributor during the six months ended March 31, 1999 on the sale of Class B shares of the Fund amounted to $720,460 of which $683,130 was reallowed to qualified selling dealers.

       The Distributor intends to seek payment from Class B shares of the Fund in the amount of $7,302,832, representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

       A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended March 31, 1999, the Distributor received contingent deferred sales charges of $351,905 from redemptions of Class B shares of the Fund.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1999 (Unaudited)

-------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS C SHARES

       Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. The Fund pays the Distributor 1% of the Fund's average annual net assets attributable to Class C shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees.

       During the six months ended March 31, 1999, Class C shares of the Fund made distribution plan payments of $205,331. During the six months ended March 31, 1999, the Distributor received $5,521 in contingent deferred sales charges from redemption of Class C shares of the Fund.

NOTE 5 - CAPITAL STOCK

        At March 31, 1999, there were 1,000,000,000 shares of capital stock ($0.01 par value per share) authorized. Transactions in capital stock were as follows:


                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED MARCH 31, 1999
CLASS A                                                                                 (UNAUDITED)
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................            3,229,771     $    29,429,111
Shares issued in reinvestment of distributions.......................              305,925           2,782,764
                                                                             -------------     ---------------
                                                                                 3,535,696          32,211,875
Shares redeemed......................................................           (7,249,060)        (65,983,135)
                                                                             -------------     ---------------
        Net decrease.................................................           (3,713,364)    $   (33,771,260)
                                                                             =============     ===============

                                                                                        YEAR ENDED
                                                                                     SEPTEMBER 30, 1998
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................           35,588,556     $   326,191,003
Shares issued in reinvestment of distributions.......................              640,064           5,842,119
                                                                             -------------     ---------------
                                                                                36,228,620         332,033,122
Shares redeemed......................................................          (19,676,340)       (179,925,895)
                                                                             -------------     ---------------
        Net increase.................................................           16,552,280     $   152,107,227
                                                                             =============     ===============


                                       32



DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED MARCH 31, 1999
CLASS B                                                                                 (UNAUDITED)
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................            2,891,495     $    26,248,868
Shares issued in reinvestment of distributions.......................              222,949           2,020,978
                                                                             -------------     ---------------
                                                                                 3,114,444          28,269,846
Shares redeemed......................................................           (3,258,999)        (29,575,541)
                                                                             -------------     ---------------
        Net decrease.................................................             (144,555)    $    (1,305,695)
                                                                             =============     ===============


                                                                                         YEAR ENDED
                                                                                     SEPTEMBER 30, 1998
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................           17,056,260     $   155,837,641
Shares issued in reinvestment of distributions.......................              511,231           4,656,040
                                                                             -------------     ---------------
                                                                                17,567,491         160,493,681
Shares redeemed......................................................           (4,154,386)        (37,903,497)
                                                                             -------------     ---------------
        Net increase.................................................           13,413,105     $   122,590,184
                                                                             =============     ===============

                                                                                    FOR THE SIX MONTHS
CLASS C                                                                            ENDED MARCH 31, 1999
                                                                                        (UNAUDITED)
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................            1,491,882     $    13,632,286
Shares issued in reinvestment of distributions.......................               40,354             367,972
                                                                             -------------     ---------------
                                                                                 1,532,236          14,000,258
Shares redeemed......................................................             (664,855)         (6,069,262)
                                                                             -------------     ---------------
        Net increase.................................................              867,381     $     7,930,996
                                                                             =============     ===============

                                                                                        YEAR ENDED
                                                                                    SEPTEMBER 30, 1998
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................            4,003,278     $    36,794,143
Shares issued in reinvestment of distributions.......................               37,685             345,114
                                                                             -------------     ---------------
                                                                                 4,040,963          37,139,257
Shares redeemed......................................................             (333,673)         (3,060,421)
                                                                             -------------     ---------------
        Net increase.................................................            3,707,290     $    34,078,836
                                                                             =============     ===============



DAVIS TAX-FREE HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
NOTE 5 - CAPITAL STOCK - (CONTINUED)


CLASS Y                                                                             FOR THE SIX MONTHS
                                                                                   ENDED MARCH 31, 1999
                                                                                        (UNAUDITED)
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................               38,239     $       349,483
Shares issued in reinvestment of distributions.......................                  309               2,808
                                                                             -------------     ---------------
                                                                                    38,548             352,291
Shares redeemed......................................................              (25,051)           (228,074)
                                                                             -------------     ---------------
        Net increase.................................................               13,497     $       124,217
                                                                             =============     ===============

                                                                                      OCTOBER 6, 1997
                                                                               (INCEPTION OF CLASS) THROUGH
                                                                                    SEPTEMBER 30, 1998
                                                                             ---------------------------------
                                                                                 SHARES           AMOUNT
                                                                             -------------     ---------------
Shares sold..........................................................              115,009     $     1,049,727
Shares issued in reinvestment of distributions.......................                    1                   5
                                                                             -------------     ---------------
                                                                                   115,010           1,049,732
Shares redeemed......................................................              (18,903)           (172,432)
                                                                             -------------     ---------------
        Net increase.................................................               96,107     $       877,300
                                                                             =============     ===============

NOTE 6 - CUSTODIAN FEES

        Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $2,469 during the six months ended March 31, 1999.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:


CLASS A
                                                 SIX MONTHS                                      DECEMBER 1, 1994
                                                    ENDED                                        (INCEPTION OF
                                                  MARCH 31,                                       CLASS) THROUGH
                                                    1999              YEAR ENDED SEPTEMBER 30,    SEPTEMBER 30,
                                                (UNAUDITED)          1998      1997         1996        1995
                                                ------------       -------    ------     --------     -------
Net Asset Value, Beginning
   of Period....................................     $  9.19       $  9.22    $ 9.15     $   9.19     $ 8.90
                                                     -------       -------    ------     --------     ------

Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income........................        0.24          0.54      0.57         0.61       0.40
   Net Realized and Unrealized Gains (Losses)...       (0.13)         0.04      0.11        (0.05)      0.30
                                                     -------       -------    ------     --------     ------
         Total From Investment Operations.....           0.11         0.58      0.68         0.56       0.70
                                                     --------      -------    ------     --------     ------

Dividends and Distributions
---------------------------
   Net Investment Income........................       (0.24)        (0.54)    (0.59)       (0.54)      (0.40)

   Distribution from Realized Gains.............        -            (0.05)    (0.02)       (0.06)      (0.01)
   Return of Capital............................        -            (0.02)     -            -           -
                                                     -------       -------    ------     --------     -------
         Total Distributions....................       (0.24)        (0.61)    (0.61)       (0.60)      (0.41)
                                                     -------       -------    ------     --------     -------

Net Asset Value, End of Period..................      $ 9.06       $  9.19    $ 9.22     $   9.15      $ 9.19
                                                     =======       =======    ======     ========     ======

Total Return (1)................................        1.22%         6.53%     7.66%        6.33%       7.93%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period
     (000 omitted)..............................   $ 206,764       $243,878   $92,020       $44,828    $45,461
   Ratio of Expenses to
     Average Net Assets.........................       1.05%*         1.04%   1.26%(2)       1.36%      1.43%*
   Ratio of Net Investment Income to
     Average Net Assets.........................       5.23%*         5.37%    6.60%        6.64%      5.95%*

   Portfolio Turnover Rate (3)..................       36.06%       126.28%  112.71%      106.55%    127.80%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.25% for September 30, 1997. Prior to 1996, such reductions were reflected in the expense ratios.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:



CLASS B                                SIX MONTHS
                                          ENDED
                                        MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                          1999         -----------------------------------------------------
                                       (UNAUDITED)        1998       1997        1996       1995       1994
                                       -----------        ----       ----        ----       ----       ----
Net Asset Value, Beginning
   of Period..........................   $  9.16        $  9.19    $  9.12      $ 9.17   $   9.09    $  9.65
                                         -------        -------    -------      ------   --------    -------

Income (Loss) From Investment
-----------------------------
Operations
----------
   Net Investment Income..............      0.20           0.49       0.53        0.54       0.48       0.44
   Net Realized and Unrealized
     Gains (Losses)...................     (0.13)          0.02       0.08       (0.05)      0.10      (0.18)
                                         -------        -------   --------      ------   --------    -------
       Total From  Investment
         Operations...................      0.07           0.51       0.61        0.49       0.58       0.26
                                         -------        -------   --------      ------   --------    -------

Dividends and Distributions
---------------------------
   Net Investment Income..............     (0.20)         (0.48)     (0.52)      (0.48)     (0.48)     (0.44)
   Distribution from Realized  Gains..        -           (0.05)     (0.02)      (0.06)     (0.01)     (0.28)
   Returns of Capital.................        -           (0.01)-      -            -       (0.01)     (0.07)
   Tax Return of Capital
      Distributions...................        -              -         -            -         -        (0.03)
                                         --------       --------   -------      ------   ---------   -------
       Total Distributions............     (0.20)         (0.54)     (0.54)      (0.54)     (0.50)     (0.82)
                                         -------        -------    -------      ------   --------    -------

Net Asset Value, End of Period........   $  9.03        $  9.16    $  9.19      $ 9.12   $   9.17    $  9.09
                                         =======        =======    =======      ======   ========    =======

Total Return (1)......................      0.82%          5.74%      6.89%       5.51%      6.64%      2.81%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period
     (000 omitted)....................  $250,398       $255,300   $132,934    $109,488   $126,727   $188,874
   Ratio of Expenses to
     Average Net Assets...............     1.83%*         1.80%(2)   2.02%       2.10%      2.14%      2.07%
   Ratio of Net Investment Income
     to Average Net Assets............     4.45%*          4.62%     5.87%       5.89%      5.37%      4.49%
   Portfolio Turnover Rate (3)........     36.06%        126.28%   112.71%     106.55%    127.80%    113.46%




(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.79% for September 30, 1998. Prior to 1996, such reductions were reflected in the expense ratios.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*     Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:


CLASS C
                                                                                            AUGUST 18, 1997
                                                                                              (INCEPTION
                                                      SIX MONTHS            YEAR                OF CLASS)
                                                         ENDED              ENDED               THROUGH
                                                    MARCH 31, 1999      SEPTEMBER 30,        SEPTEMBER 30,
                                                      (UNAUDITED)           1998                 1997
                                                      -----------           ----                 ----
Net Asset Value, Beginning of Period.............       $ 9.22              $ 9.25              $  9.20
                                                        ------              ------              -------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income.........................         0.21                0.49                 0.04
   Net Realized and Unrealized Gains (Loss)......        (0.13)               0.03                 0.03
                                                        ------              ------              -------
       Total From  Investment Operations.........         0.08                0.52                 0.07
                                                        ------              ------              -------

Dividends and Distributions
---------------------------
   Net Investment Income.........................        (0.21)              (0.48)               (0.02)
   Return of Capital.............................           -                (0.02)                 -
   Distribution from Realized Gains..............           -                (0.05)                 -
                                                        ------              ------              -----
       Total Distributions.......................        (0.21)              (0.55)               (0.02)
                                                        ------              ------              -------

Net Asset Value, End of Period...................       $ 9.09              $ 9.22              $  9.25
                                                        ======              ======              =======

Total Return (1).................................         0.83%              5.74%                0.77%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period
     (000 omitted)...............................       $43,961          $  36,594              $2,430
   Ratio of Expenses to
     Average Net Assets..........................        1.84%*              1.77%(2)           2.03%*
   Ratio of Net Investment Income to
     Average Net Assets..........................        4.44%*              4.65%              5.85%*

   Portfolio Turnover Rate (3)...................        36.06%            126.28%             112.71%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 1.76% for September 30, 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*    Annualized

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:


CLASS Y
                                                                                             OCTOBER 6, 1997
                                                                    SIX MONTHS                 (INCEPTION
                                                                       ENDED                   OF CLASS)
                                                                     MARCH 31,                   THROUGH
                                                                       1999                   SEPTEMBER 30,
                                                                    (UNAUDITED)                   1998
                                                                     -------                    --------
Net Asset Value, Beginning of Period.......................          $  9.19                    $   9.20
                                                                     -------                    --------
Income (Loss) From Investment Operations
----------------------------------------
   Net Investment Income...................................             0.26                        0.54
   Net Realized and Unrealized Gain (Loss).................            (0.14)                       0.03
                                                                     -------                    --------
       Total From  Investment Operations...................             0.12                        0.57
                                                                     -------                    --------

Dividends and Distributions
---------------------------
   Net Investment Income...................................            (0.24)                      (0.53)
   Distribution from Realized Gain........................               -                         (0.05)
                                                                     -------                    --------

       Total Distributions.................................            (0.24)                      (0.58)
                                                                     -------                    --------

Net Asset Value, End of Period.............................          $  9.07                    $   9.19
                                                                     ========                   ========

Total Return (1)...........................................            1.32%                       6.34%
------------

Ratios/Supplemental Data
------------------------
   Net Assets, End of Period
     (000 omitted).........................................             $994                       $ 883
   Ratio of Expenses to
     Average Net Assets....................................           1.00%*                      0.93%*(2)
   Ratio of Net Investment Income to
     Average Net Assets....................................           5.28%*                      5.49%*

   Portfolio Turnover Rate (3).............................           36.06%                     126.28%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day for the fiscal period. Total returns are not annualized for periods of less than one full year.

(2) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement was 0.92% for September 30, 1998.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*    Annualized

                               DAVIS TAX-FREE HIGH
                                INCOME FUND, INC.
==============================================================================
        124 East Marcy Street, P.O. Box 1688, Santa Fe, New Mexico 87501


                           DIRECTORS               OFFICERS
                           Wesley E. Bass, Jr      Jeremy H. Biggs
                           Jeremy H. Biggs.           Chairman
                           Marc P. Blum            Shelby M.C. Davis
                           Andrew A. Davis            President
                           Christopher C. Davis    Kenneth C. Eich
                           Jerry D. Geist             Vice President
                           D. James Guzy           Sharra L. Reed
                           G. Bernard Hamilton        Vice President, Treasurer
                           LeRoy E. Hoffberger        & Assistant Secretary
                           Laurence W. Levine      Thomas D. Tays
                           Christian R. Sonne         Vice President & Secretary
                           Marsha Williams         Andrew A. Davis
                                                      Vice President
INVESTMENT ADVISER                                 Christopher C. Davis
Davis Selected Advisers, L.P.                         Vice President
124 East Marcy Street                              Carolyn H. Spolidoro
Santa Fe, New Mexico  87501                           Vice President
1-800-279-0279

DISTRIBUTOR
Davis Distributors, LLC
124 East Marcy Street
Santa Fe, New Mexico  87501

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, MA  02266-8406

COUNSEL
D'Ancona & Pflaum
111 E. Wacker Drive, Suite 2800
Chicago, Illinois  60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2300
Denver, Colorado 80202

===============================================================================
FOR MORE INFORMATION ABOUT DAVIS TAX-FREE HIGH INCOME FUND, INC. INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

                         DAVIS SELECTED ADVISERS, L. P.
                         124 EAST MARCY STREET
                         SANTA FE, NEW MEXICO 87501
                         1-800-279-0279



   DAVIS FUNDS
   "OVER 25 YEARS OF RELIABLE INVESTING"